                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number:         811-07734

Exact name of registrant as specified
in charter:                                 Reserve Private Equity Series

Address of principal executive offices:     1250 Broadway
                                            New York, NY 10001-3701

Name and address of agent for service:      Charles Bentz
                                            1250 Broadway
                                            New York, NY 10001-3701

Registrant's telephone number, including
area code:                                  212-401-5720

Date of fiscal year end:                    May 31, 2004

Date of reporting period:                   November 30, 2003

Item 1 -- Reports to Stockholders

[RESERVE PRIVATE EQUITY SERIES (LOGO)]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND
24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700  / /  www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RPES/SEMI-ANNUAL 11/03

                           [THE RESERVE FUNDS(R) LOGO]

      SEMI-ANNUAL REPORT

       RESERVE PRIVATE EQUITY SERIES

       CAPITAL APPRECIATION FUND

       INFORMED INVESTORS GROWTH FUND

       INTERNATIONAL EQUITY FUND

       INTERNATIONAL SMALL-CAP FUND

       LARGE-CAP GROWTH FUND

       SMALL-CAP GROWTH FUND

       STRATEGIC GROWTH FUND

       NOVEMBER 30, 2003

Effective January 15, 2004, the name of the Reserve Private Equity Series was changed to the Hallmark Equity Series Trust. The mutual funds are marketed under the name Hallmark Funds. For each of the funds in this series, the name "Reserve" will be replaced by the name "Hallmark". Both the investment adviser, Reserve Management Co., Inc., and the sub-adviser of each fund remain the same. There are no changes in the fund's investment philosophies or portfolio composition.

            RESERVE PRIVATE EQUITY SERIES--CAPITAL APPRECIATION FUND SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2003--(UNAUDITED)

                                                                        VALUE
 SHARES   COMMON STOCKS--98.8%                                         (NOTE 1)
 ------   --------------------                                         --------
          BANKS--3.6%
  3,725   Wells Fargo & Co..........................................  $  213,554
                                                                      ----------
          BIO-TECHNOLOGY & DRUGS--14.0%
  1,875   Allergan, Inc.............................................     140,119
  2,475   Amgen, Inc.*..............................................     142,337
  3,575   Cardinal Health, Inc......................................     218,575
  4,000   Medtronic, Inc............................................     180,800
  4,636   Pfizer, Inc...............................................     155,538
                                                                      ----------
                                                                         837,369
                                                                      ----------
          BROADCASTING & CABLE TV--3.2%
  4,800   Viacom, Inc.--Class B.....................................     188,736
                                                                      ----------
          CABLE TV & RADIO--3.5%
  7,000   Comcast Corp.--Special Class A*...........................     211,050
                                                                      ----------
          COMMUNICATIONS--2.8%
  3,725   QUALCOMM, Inc.............................................     165,949
                                                                      ----------
          COMMUNICATION EQUIPMENT--5.7%
  6,648   Cisco Systems, Inc.*......................................     150,644
  4,000   L-3 Communications Holdings, Inc.*........................     188,200
                                                                      ----------
                                                                         338,844
                                                                      ----------
          COMPUTER SERVICES--2.1%
  3,325   First Data Corp...........................................     125,851
                                                                      ----------
          COMPUTER SOFTWARE--1.7%
  8,000   BEA Systems, Inc.*........................................     101,600
                                                                      ----------
          COMPUTERS-MEMORY DEVICES--2.9%
  8,000   Lexar Media, Inc..........................................     170,880
                                                                      ----------
          DRUGS STORES--2.6%
  4,200   CVS Corp..................................................     157,332
                                                                      ----------
          E-COMMERCE--2.0%
  2,175   eBay, Inc.*...............................................     121,474
                                                                      ----------
          FINANCIAL SERVICES--6.6%
  4,399   Citigroup, Inc............................................     206,929
  3,400   Morgan Stanley............................................     187,952
                                                                      ----------
                                                                         394,881
                                                                      ----------
          HEALTH CARE SERVICES--3.4%
  2,800   Quest Diagnostices, Inc...................................     204,316
                                                                      ----------
                                                                        VALUE
SHARES    COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------    --------------------------                                  --------
          HOME FURNISHINGS & HOUSEWARES--4.6%
  3,000   Bed Bath & Beyond, Inc.*..................................  $  126,720
  4,150   Williams-Sonoma, Inc.*....................................     149,566
                                                                      ----------
                                                                         276,286
                                                                      ----------
          INSURANCE--3.5%
  3,550   American International Group, Inc.........................     205,723
                                                                      ----------
          LINEN SUPPLY--3.1%
  4,000   Cintas Corp...............................................     186,760
                                                                      ----------
          NON-DURABLES--3.2%
  4,000   Pepsico, Inc..............................................     192,480
                                                                      ----------
          PERSONAL & HOUSEHOLD PRODUCTS--3.2%
  5,000   Estee Lauder Co., Inc.....................................     190,000
                                                                      ----------
          PHARMACEUTICALS--3.3%
  9,100   IVAX Corp.*...............................................     195,195
                                                                      ----------
          RETAIL--8.4%
  4,660   Best Buy Co., Inc.........................................     288,920
  5,900   Costco Wholesale Corp.*...................................     211,338
                                                                      ----------
                                                                         500,258
                                                                      ----------
          SCHOOLS--1.9%
  4,200   DeVry, Inc.*..............................................     115,038
                                                                      ----------
          SEMICONDUCTOR--3.0%
  5,400   Intel Corp................................................     180,522
                                                                      ----------
          SOFTWARE & PROGRAMMING--7.4%
  2,200   Electronic Arts, Inc.*....................................      97,306
  7,550   Microsoft Corp............................................     194,035
  4,025   VERITAS Software Corp.*...................................     153,034
                                                                      ----------
                                                                         444,375
                                                                      ----------
          TRUCKING--3.1%
  2,525   United Parcel Service, Inc................................     183,744
                                                                      ----------

                 TOTAL INVESTMENTS
                 (COST $5,018,943)...................................      98.8%   5,902,217
                 OTHER ASSETS, LESS LIABILITIES......................       1.2       72,838
                                                                       --------   ----------
                 NET ASSETS..........................................     100.0%  $5,975,055
                                                                       ========   ==========

-----------------

*    Non-income producing security

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2003 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $5,018,943)............................................  $ 5,902,217
  Cash...........................................................      337,497
  Dividends and interest receivable..............................        5,035
                                                                   -----------
    Total Assets.................................................    6,244,749
                                                                   -----------
LIABILITIES:
  Payable for securities purchased...............................      269,694
                                                                   -----------
    Total Liabilities............................................      269,694
                                                                   -----------
NET ASSETS (NOTES 1 & 5):........................................  $ 5,975,055
                                                                   ===========
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001).......................  $       863
  Paid in surplus................................................   12,314,732
  Accumulated net investment loss................................      (16,057)
  Accumulated net realized loss on investments...................   (7,207,757)
  Net unrealized appreciation on investments.....................      883,274
                                                                   -----------
NET ASSETS.......................................................  $ 5,975,055
                                                                   ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($4,777,764/566,374 shares)............................  $      8.44
                                                                   ===========
  Class I ($1,197,291/296,207 shares)............................  $      4.04
                                                                   ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)


INVESTMENT INCOME:
  Dividends......................................................  $    21,579
  Interest.......................................................          658
                                                                   -----------
    Total Investment Income......................................       22,237
                                                                   -----------
EXPENSES (NOTE 3):
  Comprehensive management fee
    Class R......................................................       27,487
    Class I......................................................        5,034
  Distribution (12b-1) fees--Class R.............................        5,726
  Trustee fees...................................................           47
                                                                   -----------
    Total Expenses...............................................       38,294
                                                                   -----------
    Net Investment Loss..........................................      (16,057)
                                                                   -----------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS (NOTE 1):
  Net realized gain on investments...............................      235,334
  Net change in unrealized appreciation on investments...........      417,583
                                                                   -----------
  Net realized and unrealized gain on investments................      652,917
                                                                   -----------
  Net Increase in Net Assets Resulting from Operations...........  $   636,860
                                                                   ===========

                       STATEMENT OF CHANGES IN NET ASSETS
     FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 AND YEAR ENDED MAY 31, 2003
                                  (UNAUDITED)

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2003          2003
                                                                             -------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................   $   (16,057)  $   (20,671)
  Net realized gain (loss) on investment...................................       235,334    (1,434,185)
  Net change in unrealized appreciation on investments.....................       417,583       713,640
                                                                              -----------   -----------
  Net increase (decrease) in net assets resulting from operations..........       636,860      (741,216)
                                                                              -----------   -----------
CAPITAL SHARES TRANSACTIONS (NOTE 4):
  Proceeds from sale of shares.............................................        73,615       332,510
  Cost of shares redeemed..................................................      (123,918)     (767,473)
                                                                              -----------   -----------
  Net decrease in net assets resulting from capital share transactions.....       (50,303)     (434,963)
                                                                              -----------   -----------
  Net increase (decrease) in net assets....................................       586,557    (1,176,179)
NET ASSETS:
  Beginning of period......................................................     5,388,498     6,564,677
                                                                              -----------   -----------
  End of period............................................................   $ 5,975,055   $ 5,388,498
                                                                              ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND
            SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2003--(UNAUDITED)

                                                                      VALUE
SHARES  COMMON STOCKS--99.2%                                         (NOTE 1)
------  --------------------                                         --------
        AIRLINES--1.6%
7,000   AMR Corp.*................................................  $   89,810
                                                                    ----------
        AUTOMOBILES--1.0%
1,500   DaimlerChrysler AG........................................      57,060
                                                                    ----------
        BANKING--1.6%
1,900   Banco Popular, Inc........................................      89,604
                                                                    ----------
        BIOTECHNOLOGY--1.5%
5,000   Serologicals Corp.*.......................................      86,250
                                                                    ----------
        BUSINESS SERVICES--1.5%
3,000   Corrections Corp. of America*.............................      84,000
                                                                    ----------
        CHEMICALS--1.4%
2,900   Bunge Ltd.................................................      82,592
                                                                    ----------
        COMPUTERS--8.1%
1,800   Computer Sciences Corp.*..................................      74,520
6,500   Concord EFS, Inc.*........................................      74,685
10,300  IKON Office Solutions, Inc................................      87,241
4,200   Intergraph Corp.*.........................................     106,680
7,300   Novell, Inc.*.............................................      69,350
3,600   Systems & Computer Technology Corp.*......................      55,080
                                                                    ----------
                                                                       467,556
                                                                    ----------
        CONTAINERS--4.1%
2,400   CLARCOR, Inc..............................................     105,096
3,100   Pactiv Corp.*.............................................      69,564
1,200   Sealed Air Corp.*.........................................      63,324
                                                                    ----------
                                                                       237,984
                                                                    ----------
        COSMETICS--1.5%
5,700   Perrigo Co................................................      86,469
                                                                    ----------
        DRUGS--5.3%
3,500   Bristol-Myers Squibb Co...................................      92,225
5,700   IVAX Corp.*...............................................     122,265
2,300   Wyeth.....................................................      90,620
                                                                    ----------
                                                                       305,110
                                                                    ----------
        ELECTRICAL--1.8%
8,900   GrafTech International Ltd.*..............................     105,376
                                                                    ----------
        ELECTRICAL UTILITIES--4.5%
6,600   CenterPoint Energy, Inc...................................      64,020
                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------
        ELECTRICAL UTILITIES--(CONTINUED)
3,000   Great Plains Energy, Inc..................................  $   95,190
4,800   NiSource, Inc.............................................      99,600
                                                                    ----------
                                                                       258,810
                                                                    ----------
        ELECTRONIC SYSTEMS/DEVICES--4.2%
2,200   Garmin Ltd................................................     123,244
15,200  JDS Uniphase Corp.*.......................................      52,288
1,700   Varian, Inc.*.............................................      68,952
                                                                    ----------
                                                                       244,484
                                                                    ----------
        FINANCIAL SERVICES--4.8%
1,700   BlackRock, Inc............................................      86,615
1,300   MBIA, Inc.................................................      75,556
10,000  Providian Financial Corp.*................................     113,000
                                                                    ----------
                                                                       275,171
                                                                    ----------
        FOOD PROCESSORS--2.7%
6,400   ConAgra Foods, Inc........................................     156,800
                                                                    ----------
        FOREST PRODUCTS--1.3%
1,300   Temple-Inland, Inc........................................      73,489
                                                                    ----------
        GAS UTILITIES--2.8%
2,000   Nicor Inc.................................................      65,540
10,000  The Williams Companies, Inc...............................      93,800
                                                                    ----------
                                                                       159,340
                                                                    ----------
        HOSPITAL SUPPLIES--1.5%
4,500   Advanced Medical Optics, Inc.*............................      88,695
                                                                    ----------
        HOSPITALS--3.0%
9,500   Orthodontic Centers of America, Inc.*.....................      67,355
3,000   Triad Hospitals, Inc.*....................................     103,800
                                                                    ----------
                                                                       171,155
                                                                    ----------
        INSURANCE--12.1%
1,850   Aetna, Inc................................................     119,103
3,500   Allmerica Financial Corp.*................................      95,725
5,000   American Financial Group, Inc.............................     122,600
1,500   Doral Financial Corp......................................      75,855
2,400   John Hancock Financial Services, Inc......................      88,200
2,500   Lincoln National Corp.....................................      98,025
1,800   PartnerRe Ltd.............................................     100,296
                                                                    ----------
                                                                       699,804
                                                                    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2003--(UNAUDITED) (CONTINUED)

                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------
        LEISURE--1.5%
4,400   Mattel, Inc...............................................  $   89,056
                                                                    ----------
        MEDICAL SUPPLIES--4.6%
2,000   Bausch & Lomb, Inc........................................     100,460
2,000   ICU Medical, Inc.*........................................      68,180
5,700   PerkinElmer, Inc..........................................      96,387
                                                                    ----------
                                                                       265,027
                                                                    ----------
        OFFICE EQUIPMENT--1.1%
20,000  Lucent Technologies, Inc.*................................      64,000
                                                                    ----------
        OIL--2.0%
4,500   Forest Oil Corp.*.........................................     112,725
                                                                    ----------
        OUTSOURCING--1.3%
5,000   Convergys Corp.*..........................................      76,700
                                                                    ----------
        RAILROADS--1.5%
3,000   Burlington Northern Santa Fe Corp.........................      89,310
                                                                    ----------
        RETAIL--7.4%
5,000   Blockbuster, Inc..........................................      85,400
2,900   The May Department Stores Co..............................      85,985
3,000   RadioShack Corp...........................................      93,450
2,000   Perpetual Financial Corp.*................................     107,960
6,000   Winn-Dixie Stores, Inc....................................      54,180
                                                                    ----------
                                                                       426,975
                                                                    ----------
                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------
        RUBBER--1.6%
4,700   Cooper Tire & Rubber Co...................................  $   94,047
                                                                    ----------
        SEMICONDUCTORS/COMPONENTS--5.8%
4,500   Advanced Micro Devices, Inc.*.............................      80,910
6,400   Infineon Technologies AG..................................      90,176
8,000   LSI Logic Corp.*..........................................      74,960
6,800   Micron Technology, Inc.*..................................      88,468
                                                                    ----------
                                                                       334,514
                                                                    ----------
        TELECOMMUNICATIONS--6.1%
4,500   BellSouth Corp............................................     117,135
5,000   SBC Communications, Inc...................................     116,400
6,200   TALK America Holdings, Inc.*..............................      69,750
2,500   Western Wireless Corp.*...................................      46,675
                                                                    ----------
                                                                       349,960
                                                                    ----------

                 TOTAL INVESTMENTS
                 (COST $5,298,659)...................................      99.2%   5,721,873
                 OTHER ASSETS, LESS LIABILITIES......................       0.8       50,885
                                                                       --------   ----------
                 NET ASSETS..........................................     100.0%  $5,772,758
                                                                       ========   ==========

-----------------

*    Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

         RESERVE PRIVATE EQUITY SERIES--INFORMED INVESTORS GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2003 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $5,298,659)............................................  $ 5,721,873
  Cash...........................................................       40,599
  Dividends and interest receivable..............................       10,286
                                                                   -----------
TOTAL AND NET ASSETS (NOTES 1 & 5):..............................  $ 5,772,758
                                                                   ===========
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001).......................  $       588
  Paid in surplus................................................   13,937,160
  Accumulated net investment loss................................       (5,468)
  Accumulated net realized loss on investments...................   (8,582,736)
  Net unrealized appreciation on investments.....................      423,214
                                                                   -----------
NET ASSETS.......................................................  $ 5,772,758
                                                                   ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($4,796,923/474,545 shares)............................  $     10.11
                                                                   ===========
  Class I ($975,835/112,263 shares)..............................  $      8.69
                                                                   ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)


INVESTMENT INCOME:
  Dividends*.....................................................  $  32,414
  Interest.......................................................      1,180
                                                                   ---------
    Total Investment Income......................................     33,594
                                                                   ---------
EXPENSES (NOTE 3):
  Comprehensive management fee
    Class R......................................................     29,062
    Class I......................................................      4,368
  Distribution (12b-1) fees--Class R.............................      5,589
  Trustee fees...................................................         43
                                                                   ---------
    Total Expenses...............................................     39,062
                                                                   ---------
    Net Investment Loss..........................................     (5,468)
                                                                   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1):
  Net realized gain on investments...............................  1,038,764
  Net change in unrealized depreciation on investments...........   (103,618)
                                                                   ---------
  Net realized and unrealized gain on investments................    935,146
                                                                   ---------
  Net Increase in Net Assets Resulting from Operations...........  $ 929,678
                                                                   =========

*  Dividends are net of foreign tax withholdings of $51

                       STATEMENT OF CHANGES IN NET ASSETS
     FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 AND YEAR ENDED MAY 31, 2003
                                  (UNAUDITED)

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2003          2003
                                                                             -------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................    $   (5,468)  $   (14,300)
  Net realized gain (loss) on investments..................................     1,038,764    (1,135,266)
  Net change in unrealized appreciation (depreciation) on investments......      (103,618)      602,068
                                                                               ----------   -----------
  Net increase (decrease) in net assets resulting from operations..........       929,678      (547,498)
                                                                               ----------   -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Proceeds from sale of shares.............................................       130,040       392,805
  Cost of shares redeemed..................................................      (305,172)     (886,575)
                                                                               ----------   -----------
  Net decrease in net assets resulting from capital share transactions.....      (175,132)     (493,770)
                                                                               ----------   -----------
  Net increase (decrease) in net assets....................................       754,546    (1,041,268)
NET ASSETS:
  Beginning of period......................................................     5,018,212     6,059,480
                                                                               ----------   -----------
  End of period............................................................    $5,772,758   $ 5,018,212
                                                                               ==========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2003--(UNAUDITED)

                                                                       VALUE
SHARES   COMMON STOCKS--97.7%                                         (NOTE 1)
------   --------------------                                         --------
         AUSTRIA--0.6%
    100  Erste Bank der oesterreichischen Sparkassen AG............  $   11,450
                                                                     ----------
         BRAZIL--1.7%
  1,100  Empresa Brasileira de Aeronautica S.A. ADR................      32,362
                                                                     ----------
         CANADA--1.7%
    600  Bennett Environmental Inc.*...............................      10,482
    700  Cognos, Inc.*.............................................      23,478
                                                                     ----------
                                                                         33,960
                                                                     ----------
         DENMARK--1.5%
  2,000  Vestas Wind Systems A/S...................................      30,145
                                                                     ----------
         FINLAND--1.8%
  1,240  TietoEnator Oyj...........................................      34,499
                                                                     ----------
         FRANCE--5.4%
  1,925  Alcatel S.A...............................................      25,139
    150  BNP Paribas S.A...........................................       8,454
    425  Cap Gemini S.A............................................      20,998
    550  Dassault Sytemes S.A......................................      24,555
    800  Publicis Groupe S.A.......................................      25,279
                                                                     ----------
                                                                        104,425
                                                                     ----------
         GERMANY--5.9%
    875  Bayerische Motoren Werke AG...............................      38,541
    275  Sap AG....................................................      42,294
  1,425  United Internet AG........................................      33,494
                                                                     ----------
                                                                        114,329
                                                                     ----------
         HONG KONG--17.2%
 28,000  Angang New Steel Co., Ltd.................................      13,158
 28,000  Anhui Conch Cement Co., Ltd...............................      32,804
 62,000  Anhui Expressway Co., Ltd.................................      19,556
 60,000  CITIC International Financial Holdings Ltd................      27,423
 32,000  China Petroleum & Chemical Corp...........................       9,991
 36,000  China Shipping Development Co., Ltd.......................      23,638
 36,000  COFCO International Ltd...................................      24,333
  3,000  Esprit Holdings Ltd.......................................       9,579
 10,000  Hong Kong & China Gas Co., Ltd............................      14,934
  7,000  Hopewell Holdings Ltd.....................................      10,229
 20,000  Huaneng Power International, Inc..........................      29,611
  8,000  Li & Fung Ltd.............................................      13,698
  4,000  Sun Hung Kai Properties Ltd...............................      32,186
 20,000  Techtronic Industries Co., Ltd............................      54,845
 36,000  Xinao Gas Holdings Ltd.*..................................      19,234
                                                                     ----------
                                                                        335,219
                                                                     ----------
                                                                       VALUE
SHARES   COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
------   --------------------------                                   --------
         INDIA--2.0%
    750  Bajaj Auto Ltd............................................  $   15,697
    900  HDFC Bank Ltd.............................................      23,535
                                                                     ----------
                                                                         39,232
                                                                     ----------
         INDONESIA--0.8%
 22,500  PT Telekomunikasi Indonesia...............................      16,308
                                                                     ----------
         IRELAND--3.1%
  4,500  Anglo Irish Bank Corp. PLC................................      61,141
                                                                     ----------
         ISRAEL--0.5%
    170  Teva Pharmaceutical Industries Ltd. ADR...................      10,240
                                                                     ----------
         ITALY--7.8%
  2,075  Autogrill SpA.............................................      27,521
  4,100  Banca Fideuram SpA........................................      25,813
  3,300  Bulgari SpA...............................................      30,511
  1,500  Luxottica Group SpA.......................................      26,352
  2,725  Mediaset SpA..............................................      30,914
    660  Riunione Adriatica di Sicurta SpA.........................      10,629
                                                                     ----------
                                                                        151,740
                                                                     ----------
         JAPAN--11.8%
    300  Citizen Electronics Co., Ltd..............................      25,874
    300  Hoya Corp.................................................      26,285
  1,000  JFE Holdings, Inc.........................................      23,410
  2,000  JSR Corp..................................................      43,351
    500  Nitto Denko Corp..........................................      25,235
  2,000  Stanley Electric Co., Ltd.................................      37,967
    300  TDK Corp..................................................      19,494
      2  Works Applications Co., Ltd.*.............................       9,127
      1  Yahoo Japan Corp.*........................................      13,142
  1,000  Yaskawa Electric Corp.....................................       6,325
                                                                     ----------
                                                                        230,210
                                                                     ----------
         MALAYSIA--0.5%
  5,500  Gamuda Berhad.............................................      10,132
                                                                     ----------
         RUSSIA--1.5%
    350  Mobile Telesystems........................................      28,875
                                                                     ----------
         SINGAPORE--5.6%
  3,000  DBS Group Holdings Ltd....................................      24,375
  2,500  Flextronics International Ltd.*...........................      40,075
 19,000  MFS Technology Ltd........................................      13,563

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2003--(UNAUDITED) (CONTINUED)

                                                                       VALUE
SHARES   COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
------   --------------------------                                   --------
         SINGAPORE--(CONTINUED)
 16,000  Neptune Orient Lines Ltd.*................................  $   19,685
 19,000  TPV Technology Ltd........................................      10,310
                                                                     ----------
                                                                        108,008
                                                                     ----------
         SOUTH KOREA--6.0%
    700  Amotech Co., Ltd.*........................................      13,627
    850  Daewoo Shipbuilding & Marine Engineering Co., Ltd.*.......      12,092
  2,230  Hankook Tire Co., Ltd.....................................      17,124
    500  Hyundai Mobis.............................................      22,047
    425  POSCO ADR.................................................      12,686
    100  Samsung Electronics Co., Ltd..............................      38,686
                                                                     ----------
                                                                        116,262
                                                                     ----------
         SWEDEN--5.7%
  3,500  Elekta AB*................................................      65,832
  2,200  Modern Times Group MTG AB*................................      44,149
                                                                     ----------
                                                                        109,981
                                                                     ----------
         SWITZERLAND--2.6%
  1,190  Phonak Holding AG.........................................      26,084
    200  Straumann AG..............................................      25,560
                                                                     ----------
                                                                         51,644
                                                                     ----------
         TAIWAN--0.9%
  1,600  Taiwan Semiconductors Manufacturing Co., Ltd. ADR*........      17,392
                                                                     ----------
                                                                       VALUE
SHARES   COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
------   --------------------------                                   --------
         THAILAND--5.9%
100,000  Land & Houses Public Co., Ltd.............................  $   32,330
  6,700  PTT Public Co., Ltd.......................................      17,967
 11,300  The Siam Cement Public Co., Ltd...........................      64,003
                                                                     ----------
                                                                        114,300
                                                                     ----------
         UNITED KINGDOM--7.1%
  2,025  Allied Domecq PLC.........................................      14,327
  2,525  Burberry Group PLC........................................      16,647
  5,000  LogicaCMG PLC.............................................      23,626
  1,950  Standard Chartered PLC....................................      30,781
 14,750  Vodafone Group PLC........................................      33,897
  1,900  WPP Group PLC.............................................      18,218
                                                                     ----------
                                                                        137,496
                                                                     ----------
         Total Common Stocks
         (Cost $1,502,691).........................................   1,899,350
                                                                     ----------

         PREFERRED STOCKS--0.9%
         ----------------------
         GERMANY--0.9%
     34  Porsche AG (Cost $17,368).................................      17,564
                                                                     ----------

                 TOTAL INVESTMENTS
                 (COST $1,520,059)...................................      98.6%   1,916,914
                 OTHER ASSETS, LESS LIABILITIES......................       1.4%      26,894
                                                                       --------   ----------
                 NET ASSETS..........................................     100.0%  $1,943,808
                                                                       ========   ==========

-----------------

*    Non-income producing
ADR--American Depository Receipt.

INDUSTRY                                            PERCENT
--------                                            -------
Capital Goods.....................................     2.3%
Consumer Discretionary............................     5.6
Consumer Durables.................................     2.9
Consumer Staples..................................    10.2
Energy............................................     1.4
Financials........................................    12.0
Health Care.......................................     6.6
Industrial........................................     8.9
INDUSTRY                                            PERCENT
--------                                            -------
Information Technology............................    22.7%
Materials.........................................     9.4
Property Development..............................     3.3
Retail............................................     0.5
Services..........................................     2.1
Telecommunications................................     6.1
Utilities.........................................     4.6
Other Assets, Less Liabilities....................     1.4
                                                     -----
                                                     100.0%
                                                     =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2003 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $1,502,059)............................................  $ 1,916,914
  Cash...........................................................       18,206
  Dividends and interest receivable..............................        8,688
                                                                   -----------
TOTAL AND NET ASSETS (NOTES 1 & 5):..............................  $ 1,943,808
                                                                   ===========
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001).......................  $       147
  Paid in surplus................................................    4,941,254
  Accumulated net investment loss................................      (37,870)
  Accumulated net realized loss on investments and foreign
    currency transactions........................................   (3,358,180)
  Net unrealized appreciation on investments and translation of
    foreign currency.............................................      398,457
                                                                   -----------
NET ASSETS.......................................................  $ 1,943,808
                                                                   ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($1,539,246/164,629 shares)............................  $      9.35
                                                                   ===========
  Class I ($404,562/51,320 shares)...............................  $      7.88
                                                                   ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)


INVESTMENT INCOME:
  Dividends*.....................................................  $ 17,708
                                                                   --------
    Total Investment Income......................................    17,708
                                                                   --------
EXPENSES (NOTE 3):
  Comprehensive management fee
    Class R......................................................    11,533
    Class I......................................................     2,371
  Distribution (12b-1) fees--Class R.............................     1,860
  Trustee fees...................................................        15
                                                                   --------
    Total Expenses...............................................    15,779
                                                                   --------
    Net Investment Income........................................     1,929
                                                                   --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY (NOTE 1):
  Net realized gain on investments...............................    92,241
  Net realized loss on foreign currency transactions.............   (47,813)
  Net change in unrealized appreciation on investments...........   191,773
  Net change in unrealized loss on translation of foreign
    currency.....................................................      (722)
                                                                   --------
  Net realized and unrealized gain on investments................   235,479
                                                                   --------
  Net Increase in Net Assets Resulting from Operations...........  $237,408
                                                                   ========

*  Dividends are net of foreign tax withholdings of $1,165

                       STATEMENT OF CHANGES IN NET ASSETS
   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 AND THE YEAR ENDED MAY 31, 2003
                                  (UNAUDITED)

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2003          2003
                                                                             -------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income (loss).............................................    $    1,929   $    (9,602)
  Net realized gain (loss) on investments..................................        92,241      (819,998)
  Net realized loss on foreign currency transactions.......................       (47,813)     (118,981)
  Net change in unrealized appreciation (depreciation) on investments......       191,773      (707,896)
  Net change in unrealized (depreciation) appreciation on translation of
    foreign currency.......................................................          (722)        1,784
                                                                               ----------   -----------
  Net increase (decrease) in net assets resulting from operations..........       237,408    (1,654,693)
                                                                               ----------   -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Proceeds from sale of shares.............................................       439,420     1,395,581
  Cost of shares redeemed..................................................      (466,738)   (6,472,363)
                                                                               ----------   -----------
  Net decrease in net assets resulting from capital share transactions.....       (27,318)   (5,076,782)
                                                                               ----------   -----------
  Net increase (decrease) in net assets....................................       210,090    (6,731,475)
NET ASSETS:
  Beginning of period......................................................     1,733,718     8,465,193
                                                                               ----------   -----------
  End of period............................................................    $1,943,808   $ 1,733,718
                                                                               ==========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

       RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP GROWTH FUND
            SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2003--(UNAUDITED)

                                                                        VALUE
 SHARES   COMMON STOCKS--96.7%                                         (NOTE 1)
 ------   --------------------                                         --------
          FINLAND--6.2%
  1,900   Elcoteq Network...........................................  $   37,823
  2,000   Perlos Oyj................................................      15,134
  2,150   TietoEnator Oyj...........................................      59,816
                                                                      ----------
                                                                         112,773
                                                                      ----------
          FRANCE--7.8%
  2,700   Alten*....................................................      38,433
    600   Groupe Steria SCA.........................................      21,370
  1,600   UBI Soft Entertainment SA*................................      49,599
    600   Unilog SA.................................................      32,335
                                                                      ----------
                                                                         141,737
                                                                      ----------
          GERMANY--10.6%
  1,400   ELMOS Semiconductor AG....................................      22,296
    655   Puma AG...................................................     103,290
  2,040   Suess MicroTec AG*........................................      25,932
  1,750   United Internet AG........................................      40,923
                                                                      ----------
                                                                         192,441
                                                                      ----------
          HONG KONG--26.2%
 70,000   Aluminum Corporation of China, Ltd........................      36,274
 48,000   Anhui Conch Cement, Co., Ltd..............................      56,236
 11,000   ASM Pacific Technology, Ltd...............................      43,052
136,000   Brilliance China Automitive Holdings, Ltd.................      61,283
 90,000   China Shipping Development Co., Ltd.......................      59,094
100,000   CITIC International Financial Holding, Ltd................      45,704
 74,000   Proview International Holdings, Ltd.......................      19,531
 44,000   Sinotrans, Ltd............................................      20,110
 36,000   Techtronic Industries Co., Ltd............................      98,721
 35,000   Varitronix International, Ltd.............................      36,951
                                                                      ----------
                                                                         476,956
                                                                      ----------
          IRELAND--4.7%
  6,340   Anglo Irish Bank Corp. PLC................................      86,141
                                                                      ----------
          ITALY--1.1%
    310   e.Biscom*.................................................      20,331
                                                                      ----------
          JAPAN--10.9%
  4,000   Fujikura, Ltd.............................................      22,378
  1,000   Geomatec Co., Ltd.........................................      24,550
      5   Index, Corp...............................................      30,072
                                                                        VALUE
SHARES    COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------    --------------------------                                  --------
          JAPAN--(CONTINUED)
  5,000   Oki Electric Industry Co., Ltd*...........................  $   18,892
      1   Rakuten, Inc.*............................................       4,527
  1,000   Ryohin Keikaku Co., Ltd...................................      29,844
  1,000   Stanley Electric Co., Ltd.................................      18,983
  1,000   Tamron Co., Ltd...........................................      49,283
                                                                      ----------
                                                                         198,529
                                                                      ----------
          NETHERLANDS--2.3%
  2,100   Unit 4 Agresso NV.*.......................................      22,363
  9,160   Versatel Telecom International NV*........................      18,564
                                                                      ----------
                                                                          40,927
                                                                      ----------
          NORWAY--2.5%
 13,000   Fast Search & Transfer ASA*...............................      23,452
  5,000   Tandberg Television ASA*..................................      20,900
                                                                      ----------
                                                                          44,352
                                                                      ----------
          SINGAPORE--15.5%
 50,000   Jurong Technologies Industrial Corp., Ltd.................      32,500
 68,000   MFS Technology, Ltd.......................................      48,540
 71,000   Neptune Orient Lines, Ltd. *..............................      87,354
 34,000   Singapore Exchange, Ltd...................................      32,558
150,000   TPV Technology, Ltd.......................................      81,394
                                                                      ----------
                                                                         282,346
                                                                      ----------
          SWEDEN--0.9%
  1,800   Getinge AB................................................      16,928
                                                                      ----------
          SWITZERLAND--8.0%
    185   Actelion, Ltd.*...........................................      17,732
  1,000   Kudelski SA*..............................................      32,104
    340   Micronas Semiconductor Holding AG*........................      15,537
  2,200   Phonak Holding AG.........................................      48,222
    250   Straumann AG..............................................      31,949
                                                                      ----------
                                                                         145,544
                                                                      ----------

                 TOTAL INVESTMENTS
                 (COST $1,475,696)...................................      96.7%   1,759,005
                 OTHER ASSETS, LESS LIABILITIES......................       3.3       60,219
                                                                       --------   ----------
                 NET ASSETS..........................................     100.0%  $1,819,224
                                                                       ========   ==========

-----------------

*    Non-income producing.

                       SEE NOTES TO FINANCIAL STATEMENTS.

       RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP GROWTH FUND SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2003--(UNAUDITED) (CONTINUED)

INDUSTRY COMPOSITION

INDUSTRY                                            PERCENT
--------                                            -------
Consumer Discretionary............................    13.3%
Consumer Staples..................................     5.4
Financial.........................................     9.0
Health Care.......................................     6.3
Information Technology............................    35.0
INDUSTRY                                            PERCENT
--------                                            -------
Industrial........................................    20.1%
Materials.........................................     3.1
Telecommunications................................     4.2
Other Assets, Less Liabilities....................     3.3
                                                     -----
PERCENT OF NET ASSETS.............................   100.0%
                                                     =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE PRIVATE EQUITY SERIES--INTERNATIONAL SMALL-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2003 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $1,475,696)............................................  $1,759,005
  Cash...........................................................    103,065
  Receivable for securities sold.................................     10,663
  Dividends and interest receivable..............................        716
                                                                   ---------
    Total Assets.................................................  1,873,449
                                                                   ---------
LIABILITIES:
  Payable for securities purchased...............................     54,225
                                                                   ---------
    Total Liabilities............................................     54,225
                                                                   ---------
NET ASSETS (NOTES 1 & 5):........................................  1,819,224
                                                                   =========
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001)........................  $     193
  Paid in surplus................................................  1,480,375
  Accumulated net investment loss................................    (18,760)
  Accumulated net realized gain on investments and foreign
    currency transactions........................................     75,183
  Net unrealized appreciation on investments and translation of
    foreign currency.............................................    282,233
                                                                   ---------
NET ASSETS.......................................................  $1,819,224
                                                                   =========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($1,560,625/165,646 shares)............................  $    9.42
                                                                   =========
  Class I ($258,599/27,218 shares)...............................  $    9.50
                                                                   =========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)


INVESTMENT INCOME:
  Dividends*.....................................................  $ 13,343
  Interest.......................................................       118
                                                                   --------
    Total Investment Income......................................    13,461
                                                                   --------
EXPENSES (NOTES 3):
  Comprehensive management fee
    Class R......................................................     9,849
    Class I......................................................     1,334
  Distribution (12b-1) fees--Class R.............................     1,589
  Trustee fees...................................................         9
                                                                   --------
    Total Expenses...............................................    12,781
                                                                   --------
    Net Investment Income........................................       680
                                                                   --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY (NOTE 1):
  Net realized gain on investments...............................   278,473
  Net realized loss on foreign currency transactions.............   (71,007)
  Net change in unrealized appreciation on investments...........   113,859
  Net change in unrealized gain on translation of foreign
    currency.....................................................        12
                                                                   --------
  Net realized and unrealized gain on investments and foreign
    currency.....................................................   321,337
                                                                   --------
  Net Increase in Net Assets Resulting from Operations...........  $322,017
                                                                   ========

*  Dividends are net of foreign tax withholdings of $2,119

                       STATEMENT OF CHANGES IN NET ASSETS
   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 AND THE YEAR ENDED MAY 31, 2003
                                  (UNAUDITED)

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2003          2003
                                                                             -------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income....................................................    $      680   $    6,904
  Net realized gain on investments.........................................       278,473        7,838
  Net realized loss on foreign currency transactions.......................       (71,007)     (26,141)
  Net change in unrealized appreciation on investments.....................       113,859       80,110
  Net change in unrealized gain on translation of foreign currency.........            12           50
                                                                               ----------   ----------
  Net increase in net assets resulting from operations.....................       322,017       68,761
                                                                               ----------   ----------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................       630,230      756,990
  Cost of shares redeemed..................................................      (181,515)    (146,208)
                                                                               ----------   ----------
  Net increase in net assets resulting from capital share transactions.....       448,715      610,782
                                                                               ----------   ----------
  Net increase in net assets...............................................       770,732      679,543
NET ASSETS:
  Beginning of period......................................................     1,048,492      368,949
                                                                               ----------   ----------
  End of period............................................................    $1,819,224   $1,048,492
                                                                               ==========   ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND
            SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2003--(UNAUDITED)

                                                                        VALUE
 SHARES   COMMON STOCKS--91.5%                                         (NOTE 1)
 ------   --------------------                                         --------
          AEROSPACE/DEFENSE--3.0%
  4,000   Raytheon Co...............................................  $  110,840
                                                                      ----------
          AGRICULTURE--3.8%
  5,000   Bunge Limited.............................................     142,400
                                                                      ----------
          ALUMINUM--3.1%
  3,500   Alcoa, Inc................................................     114,835
                                                                      ----------
          BANKING--6.9%
  2,500   Washington Mutual, Inc....................................     114,525
  2,500   Wells Fargo & Co..........................................     143,325
                                                                      ----------
                                                                         257,850
                                                                      ----------
          BEVERAGE--3.1%
  2,500   Coca-Cola Co..............................................     116,250
                                                                      ----------
          BROADCASTING/CABLE TV--9.8%
  3,000   Clear Channel Communications, Inc.........................     125,430
  8,800   Time Warner, Inc.*........................................     143,264
  2,500   Viacom Inc.--Class B......................................      98,300
                                                                      ----------
                                                                         366,994
                                                                      ----------
          COMPUTER-PERIPHERAL--3.8%
  6,500   Hewlett-Packard Co........................................     140,985
                                                                      ----------
          COMPUTER SOFTWARE--3.4%
  5,000   Microsoft Corp............................................     128,500
                                                                      ----------
          DRUGS & HEALTHCARE--12.9%
  3,000   Merck & Co., Inc..........................................     121,800
  3,500   Pfizer, Inc...............................................     117,425
  7,500   Schering-Plough Corp......................................     120,375
  5,000   Sepracor Inc.*............................................     123,900
                                                                      ----------
                                                                         483,500
                                                                      ----------
                                                                        VALUE
SHARES    COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------    --------------------------                                  --------
          INDUSTRIAL-CONGLOMERATES--10.8%
     50   Berkshire Hathaway*.......................................  $  140,050
  4,200   General Electric Co.......................................     120,414
  6,300   Tyco International Ltd....................................     144,585
                                                                      ----------
                                                                         405,049
                                                                      ----------
          INSURANCE--3.2%
  2,100   American International Group, Inc.........................     121,695
                                                                      ----------
          OIL--7.5%
  2,000   ChevronTexaco Corp........................................     150,200
  3,600   Exxon Mobil Corp..........................................     130,212
                                                                      ----------
                                                                         280,412
                                                                      ----------
          RECREATION--3.9%
  6,400   The Walt Disney Co........................................     147,776
                                                                      ----------
          RESTAURANTS--3.4%
  5,000   McDonald's Corp...........................................     128,150
                                                                      ----------
          RETAILERS--3.1%
  5,200   TJX Companies, Inc........................................     117,468
                                                                      ----------
          SEMICONDUCTOR--9.8%
  3,600   Intel Corp................................................     120,348
  7,000   Nokia Corp. ADR...........................................     125,860
  4,000   Texas Instruments, Inc....................................     119,040
                                                                      ----------
                                                                         365,248
                                                                      ----------

                 TOTAL INVESTMENTS
                 (COST $3,970,803)...................................      91.5%   3,427,952
                 OTHER ASSETS, LESS LIABILITIES......................       8.5      319,769
                                                                       --------   ----------
                 NET ASSETS..........................................     100.0%  $3,747,721
                                                                       ========   ==========

-----------------

*    Non-income producing.
ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--LARGE-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2003 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $3,970,803)............................................  $ 3,427,952
  Cash...........................................................      311,497
  Dividends and interest receivable..............................        8,272
                                                                   -----------
TOTAL AND NET ASSETS (NOTES 1 & 5):..............................  $ 3,747,721
                                                                   ===========
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001)........................  $       714
  Paid in surplus................................................    5,999,327
  Accumulated net investment income..............................        5,961
  Accumulated net realized loss on investments...................   (1,715,430)
  Net unrealized depreciation on investments.....................     (542,851)
                                                                   -----------
NET ASSETS.......................................................  $ 3,747,721
                                                                   ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($2,436,522/288,143 shares)............................  $      8.46
                                                                   ===========
  Class I ($1,311,199/425,220 shares)............................  $      3.08
                                                                   ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)


INVESTMENT INCOME:
  Dividends......................................................  $  22,241
  Interest.......................................................      1,872
                                                                   ---------
    Total Investment Income......................................     24,113
                                                                   ---------
EXPENSES (NOTE 3):
  Comprehensive management fee (Note 3)
    Class R......................................................     13,864
    Class I......................................................      5,250
  Distribution (12b-1) fees--Class R (Note 3)....................      2,888
  Trustee fees...................................................         28
                                                                   ---------
    Total Expenses...............................................     22,030
                                                                   ---------
    Net Investment Income........................................      2,083
                                                                   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments...............................    (10,564)
  Net change in unrealized appreciation on investments...........    386,192
                                                                   ---------
  Net realized and unrealized gain on investments................    375,628
                                                                   ---------
  Net Increase in Net Assets Resullting from Operations..........  $ 377,711
                                                                   =========

                       STATEMENT OF CHANGES IN NET ASSETS
     FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 AND YEAR ENDED MAY 31, 2003
                                  (UNAUDITED)

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2003          2003
                                                                             -------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income....................................................    $    2,083   $    3,878
  Net realized loss on investments.........................................       (10,564)    (999,128)
  Net change in unrealized appreciation on investments.....................       386,192      559,284
                                                                               ----------   ----------
  Net increase (decrease) in net assets resulting from operations..........       377,711     (435,966)
                                                                               ----------   ----------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................       270,547       55,856
  Cost of shares redeemed..................................................      (114,395)    (569,486)
                                                                               ----------   ----------
  Net increase in net assets resulting from capital shares transactions....       156,152     (513,630)
                                                                               ----------   ----------
  Net increase (decrease) in net assets....................................       533,863     (949,596)
NET ASSETS:
  Beginning of period......................................................     3,213,858    4,163,454
                                                                               ----------   ----------
  End of period............................................................    $3,747,721   $3,213,858
                                                                               ==========   ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND
            SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2003--(UNAUDITED)

                                                                        VALUE
SHARES   COMMON STOCKS--96.3%                                         (NOTE 1)
------   --------------------                                         --------
         CAPITAL GOODS--2.1%
 62,700  Orbotech, Ltd.*...........................................  $ 1,476,585
                                                                     -----------
         CONSUMER NON-DURABLES--4.8%
 78,000  Activision, Inc.*.........................................    1,193,400
 76,000  Fossil, Inc.*.............................................    2,215,400
                                                                     -----------
                                                                       3,408,800
                                                                     -----------
         CONSUMER SERVICES--11.7%
 31,000  Aeropostale, Inc.*........................................      966,890
 16,200  Harman International Industries...........................    2,207,574
 30,450  Hot Topic, Inc.*..........................................      907,410
 35,600  Steven Madden, Ltd.*......................................      761,128
 45,000  Tiffany & Co..............................................    2,040,750
 40,000  Williams-Sonoma, Inc.*....................................    1,441,600
                                                                     -----------
                                                                       8,325,352
                                                                     -----------
         ENERGY--5.8%
 24,100  Newfield Exploration Co.*.................................      985,690
 40,800  Tesco Corp.*..............................................      280,704
113,800  XTO Energy, Inc...........................................    2,876,864
                                                                     -----------
                                                                       4,143,258
                                                                     -----------
         FINANCIAL SERVICES--1.5%
 33,500  Brown & Brown, Inc........................................    1,053,575
                                                                     -----------
         HEALTHCARE-BIOTECH/PHARMACEUTICALS--5.3%
103,100  Alkermes, Inc.*...........................................    1,348,548
 19,000  Martek Biosciences Corp.*.................................    1,154,060
 27,000  Protein Design Labs, Inc.*................................      374,220
 44,600  Telik, Inc.*..............................................      901,366
                                                                     -----------
                                                                       3,778,194
                                                                     -----------
         HEALTHCARE-DEVICES--5.4%
 46,750  Gen-Probe, Inc.*..........................................    1,623,160
 27,100  Orthofix International N.V.*..............................    1,153,105
120,000  Quidel Corp.*.............................................    1,032,000
                                                                     -----------
                                                                       3,808,265
                                                                     -----------
         HEALTHCARE-PHARMACEUTICALS BENEFIT MANGAMENT--7.8%
 33,300  AdvancePCS *..............................................    1,853,478
 79,000  Caremark Rx, Inc.*........................................    2,109,300
124,000  HealthExtras, Inc.*.......................................    1,562,400
                                                                     -----------
                                                                       5,525,178
                                                                     -----------
         HEALTHCARE-SPECIALTY DISTRIBUTION--9.2%
 60,562  Accredo Health, Inc.*.....................................    1,883,478
238,500  Chronimed, Inc.*..........................................    2,141,730
 63,000  Priority Healthcare Corp.*................................    1,444,590
101,400  PSS World Medical, Inc.*..................................    1,039,350
                                                                     -----------
                                                                       6,509,148
                                                                     -----------
                                                                        VALUE
SHARES   COMMON STOCKS--(CONTINUED)                                   (NOTE 1)
------   --------------------------                                   --------
         HEALTHCARE SERVICES--4.3%
 36,000  American Healthways, Inc.*................................  $ 1,667,520
 13,300  National Dentex Corp.*....................................      280,630
168,600  Trizetto Group, Inc.*.....................................    1,087,470
                                                                     -----------
                                                                       3,035,620
                                                                     -----------
         INTERNET-SOFTWARE--0.9%
155,000  Covad Communications Group, Inc.*.........................      620,000
                                                                     -----------
         TECHNOLOGY--2.1%
 28,000  Avid Technology, Inc.*....................................    1,480,640
                                                                     -----------
         TECHNOLOGY-COMPONENTS--6.8%
 34,900  Applied Films Corp.*......................................    1,158,331
189,425  Applied Micro Circuits Corp.*.............................    1,223,686
136,150  Kopin Corp.*..............................................      963,942
 70,850  Vishay Intertechnology, Inc.*.............................    1,488,558
                                                                     -----------
                                                                       4,834,517
                                                                     -----------
         TECHNOLOGY-ENTERPRISE SOFTWARE--13.9%
 74,000  BEA Systems, Inc.*........................................      939,800
 38,250  Business Objects S.A., ADR*...............................    1,304,325
 32,785  Fair Isaac Corp...........................................    1,808,421
 92,000  Manugistics Group, Inc.*..................................      612,720
104,200  MRO Software, Inc.*.......................................    1,437,960
112,775  Retek Inc.*...............................................    1,170,604
 49,900  Serena Software, Inc.*....................................      959,078
181,600  Witness Systems, Inc.*....................................    1,632,584
                                                                     -----------
                                                                       9,865,492
                                                                     -----------
         TECHNOLOGY-HARDWARE/EQUIPMENT--8.6%
 90,500  ATMI, Inc.*...............................................    2,081,500
 60,000  Brooks Automation, Inc.*..................................    1,458,000
 13,700  KLA-Tencor Corp.*.........................................      802,957
106,400  LTX Corp.*................................................    1,774,752
                                                                     -----------
                                                                       6,117,209
                                                                     -----------
         TELECOMMUNICATIONS & EQUIPMENT--6.1%
145,000  Aeroflex, Inc.*...........................................    1,840,050
 56,100  DSP Group, Inc.*..........................................    1,351,449
127,200  Skyworks Solutions, Inc.*.................................    1,118,088
                                                                     -----------
                                                                       4,309,587
                                                                     -----------

                 TOTAL INVESTMENTS
                 (COST $66,850,422)..................................      96.3%   68,291,420
                 OTHER ASSETS, LESS LIABILITIES......................       3.7     2,622,313
                                                                       --------   -----------
                 NET ASSETS..........................................     100.0%  $70,913,733
                                                                       ========   ===========

-----------------

*    Non-income producing security.
ADR--American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2003 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $66,850,422)...........................................  $ 68,291,420
  Cash...........................................................     2,537,240
  Receivable for Securities sold.................................        83,796
  Dividends and interest receivable..............................         1,277
                                                                   ------------
TOTAL AND NET ASSETS (NOTES 1 & 5):..............................  $ 70,913,733
                                                                   ============
COMPOSITION OF NET ASSETS:
  Capital Shares (at a par value of $.001).......................  $      2,428
  Paid in surplus................................................    96,474,812
  Accumulated net investment loss................................      (404,094)
  Accumulated net realized loss on investments...................   (26,600,411)
  Net unrealized appreciation on investments.....................     1,440,998
                                                                   ------------
NET ASSETS.......................................................  $ 70,913,733
                                                                   ============
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($50,029,183/1,462,591 shares).........................  $      34.21
                                                                   ============
  Class I ($20,884,550/975,661 shares)...........................  $      21.41
                                                                   ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)


INVESTMENT INCOME:
  Dividends......................................................  $     24,209
  Interest.......................................................         2,690
                                                                   ------------
    Total Investment Income......................................        26,899
                                                                   ------------
EXPENSES (NOTE 3):
  Comprehensive management fee
    Class R......................................................       286,059
    Class I......................................................        89,448
  Distribution (12b-1) fees--Class R.............................        55,011
  Trustee fees...................................................           475
                                                                   ------------
    Total Expenses...............................................       430,993
                                                                   ------------
    Net Investment Loss..........................................      (404,094)
                                                                   ------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS (NOTE 1):
  Net realized gain on investments...............................       334,976
  Net change in unrealized appreciation on investments...........    16,131,438
                                                                   ------------
  Net realized and unrealized gain on investments................    16,466,414
                                                                   ------------
  Net Increase in Net Assets Resulting from Operations...........  $ 16,062,320
                                                                   ============

                       STATEMENT OF CHANGES IN NET ASSETS
     FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 AND YEAR ENDED MAY 31, 2003
                                  (UNAUDITED)

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2003           2003
                                                                             -------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment loss......................................................   $  (404,094)  $   (664,418)
  Net realized gain (loss) on investments..................................       334,976     (5,536,405)
  Net change in unrealized appreciation (depreciation) on investments......    16,131,438     (5,083,835)
                                                                              -----------   ------------
  Net increase (decrease) in net assets resulting from operations..........    16,062,320    (11,284,658)
                                                                              -----------   ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Proceeds from sale of shares.............................................     6,885,530     13,349,753
  Cost of shares redeemed..................................................    (6,829,884)   (18,720,887)
                                                                              -----------   ------------
  Net increase (decrease) in net assets resulting from capital share
    transactions...........................................................        55,646     (5,371,134)
                                                                              -----------   ------------
  Net increase (decrease) in net assets....................................    16,117,966    (16,655,792)
NET ASSETS:
  Beginning of period......................................................    54,795,767     71,451,559
                                                                              -----------   ------------
  End of period............................................................   $70,913,733   $ 54,795,767
                                                                              ===========   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND
            SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2003--(UNAUDITED)

                                                                      VALUE
SHARES  COMMON STOCKS--98.0%                                         (NOTE 1)
------  --------------------                                         --------
        AEROSPACE-DEFENSE--2.5%
  500   General Dynamics Corp.....................................  $   40,435
  500   Lockheed Martin Corp......................................      22,970
  500   Northrop Grumman Corp.....................................      46,315
                                                                    ----------
                                                                       109,720
                                                                    ----------
        BASIC INDUSTRIES--0.6%
1,000   Materials Select Sector Index.............................      24,450
                                                                    ----------
        BUSINESS SERVICES--0.9%
1,000   First Data Corp...........................................      37,850
                                                                    ----------
        CONGLOMERATE & DIVERSIFIED COMPANIES--2.6%
   10   Berkshire Hathaway*.......................................      28,010
3,000   General Electric Co.......................................      86,010
                                                                    ----------
                                                                       114,020
                                                                    ----------
        ENERGY--4.5%
2,000   Anadarko Petroleum Corp...................................      89,860
3,000   Exxon Mobil Corp..........................................     108,510
                                                                    ----------
                                                                       198,370
                                                                    ----------
        FINANCIAL SERVICES-BANKS/S&L--6.3%
  500   Amsouth Bancorporation....................................      11,995
3,000   JP Morgan Chase & Co......................................     106,080
  500   Union Planter Corp........................................      17,255
  600   Wachovia Corp.............................................      27,450
2,000   Wells Fargo & Co..........................................     114,660
                                                                    ----------
                                                                       277,440
                                                                    ----------
        FINANCIAL SERVICES-BROKERAGES & INSURANCE--12.5%
1,000   American Express Co.......................................      45,710
1,000   American International Group, Inc.........................      57,950
7,000   The Charles Schwab Corp...................................      81,200
3,000   Citigroup, Inc............................................     141,120
1,000   Goldman Sachs Group, Inc..................................      96,080
1,000   Marsh & McLennan Co., Inc.................................      44,440
1,000   MBNA Corp.................................................      24,520
1,000   Morgan Stanley............................................      55,280
                                                                    ----------
                                                                       546,300
                                                                    ----------
        HEALTH--15.6%
2,000   Amgen, Inc.*..............................................     115,020
1,400   Barr Laboratories, Inc....................................     115,556
                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------
        HEALTH--(CONTINUED)
  800   Biomet, Inc...............................................  $   28,624
1,500   Cardinal Health, Inc......................................      91,710
1,000   Genentech, Inc............................................      84,300
2,000   Johnson & Johnson.........................................      98,580
  500   Novartis AG-ADR...........................................      21,100
3,000   Pfizer, Inc...............................................     100,650
1,000   Pharmaceutical Product Development, Inc.*.................      29,680
                                                                    ----------
                                                                       685,220
                                                                    ----------
        INDEX--0.8%
1,000   NASDAQ 100 Index Tracking Stock*..........................      35,400
                                                                    ----------
        MANUFACTURING--1.8%
  500   Danaher Corp..............................................      41,600
  500   3M Co.....................................................      39,520
                                                                    ----------
                                                                        81,120
                                                                    ----------
        MEDIA & LEISURE--6.0%
4,000   Comcast Corp.--Special Class A............................     120,600
2,000   McDonald's Corp...........................................      51,260
4,000   The Walt Disney Co........................................      92,360
                                                                    ----------
                                                                       264,220
                                                                    ----------
        MEDICAL PRODUCTS--0.8%
  500   Zimmer Holdings, Inc.*....................................      32,960
                                                                    ----------
        NON-DURABLES--5.0%
1,000   Colgate-Palmolive Co......................................      52,500
1,000   Pactiv Corp.*.............................................      22,440
1,000   Pepsico, Inc..............................................      48,120
1,000   Proctor & Gamble Co.......................................      96,240
                                                                    ----------
                                                                       219,300
                                                                    ----------
        RESTAURANTS--1.4%
  700   CBRL Group, Inc...........................................      28,875
  700   Outback Steakhouse, Inc...................................      31,325
                                                                    ----------
                                                                        60,200
                                                                    ----------
        RETAILING--10.4%
1,300   Dollar Tree Stores, Inc.*.................................      41,236
3,000   Home Depot, Inc...........................................     110,280
1,000   Lowe's Co., Inc...........................................      58,300
1,000   Michaels Stores, Inc......................................      47,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2003--(UNAUDITED) (CONTINUED)

                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------
        RETAILING--(CONTINUED)
1,500   Target Corp...............................................  $   58,080
2,500   Wal-Mart Stores, Inc......................................     139,100
                                                                    ----------
                                                                       454,246
                                                                    ----------
        TECHNOLOGY-HARDWARE--15.8%
5,000   Applied Materials, Inc....................................     121,500
4,000   Cisco Systems, Inc.*......................................      90,640
3,500   Dell Computer Corp.*......................................     120,750
5,000   EMC Corp.*................................................      68,700
3,000   Flextronic Intl Ltd.*.....................................      48,090
4,000   Intel Corp................................................     133,720
1,200   International Business Machines Corp......................     108,648
                                                                    ----------
                                                                       692,048
                                                                    ----------
        TECHNOLOGY-SOFTWARE--4.7%
  400   Electronic Arts, Inc......................................      17,692
                                                                      VALUE
SHARES  COMMON STOCKS--(CONTINUED)                                  (NOTE 1)
------  --------------------------                                  --------
5,000   Microsoft Corp............................................     128,500
5,000   Oracle Corp...............................................      60,050
                                                                    ----------
                                                                       206,242
                                                                    ----------
        TELECOMMUNICATIONS--5.9%
6,000   Lucent Technologies, Inc.*................................  $   19,200
3,000   Nokia Corp. ADR...........................................      53,940
2,000   QUALCOMM, Inc.............................................      89,100
3,000   Verizon Communications, Inc...............................      98,310
                                                                    ----------
                                                                       260,550
                                                                    ----------

                 TOTAL INVESTMENTS
                 (COST $5,099,841)...................................      98.0%   4,299,656
                 OTHER ASSETS,LESS LIABILITIES.......................       2.0       87,326
                                                                       --------   ----------
                 NET ASSETS..........................................       100%  $4,386,982
                                                                       ========   ==========

-----------------

*    Non-income producing security
ADR--American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE PRIVATE EQUITY SERIES--STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2003 (UNAUDITED)


ASSETS:
  Investments in securities, at value
    (cost $5,099,841)............................................  $ 4,299,656
  Cash...........................................................       37,926
  Dividends and interest receivable..............................        4,684
  Receivable for securities sold.................................       44,716
                                                                   -----------
TOTAL AND NET ASSETS (NOTES 1 & 5):..............................  $ 4,386,982
                                                                   ===========
COMPOSITION OF NET ASSETS:
  Capital Stock (at a par value of $.001)........................  $       603
  Paid in surplus................................................    8,703,027
  Accumulated net investment income..............................       10,925
  Accumulated net realized loss on investments...................   (3,527,388)
  Net unrealized depreciation on investments.....................     (800,185)
                                                                   -----------
NET ASSETS.......................................................  $ 4,386,982
                                                                   ===========
NET ASSET VALUE PER SHARE
  (offering and redemption price per share):
  Class R ($978,276/136,352 shares)..............................  $      7.17
                                                                   ===========
  Class I ($3,408,706/466,341 shares)............................  $      7.31
                                                                   ===========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)


INVESTMENT INCOME:
  Dividends......................................................  $  25,050
  Interest.......................................................        541
                                                                   ---------
    Total Investment Income......................................     25,591
                                                                   ---------
EXPENSES (NOTE 3) :
  Comprehensive management fee
    Class R......................................................      5,647
    Class I......................................................     15,178
  Distribution (12b-1) fees--Class R.............................      1,177
  Trustee fees...................................................         36
                                                                   ---------
    Total Expenses...............................................     22,038
                                                                   ---------
    Net Investment Income........................................      3,553
                                                                   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS (NOTE 1):
  Net realized loss on investments...............................   (248,325)
  Net change in unrealized appreciation on investments...........    727,800
                                                                   ---------
  Net realized and unrealized gain on investments................    479,475
                                                                   ---------
  Net Increase in Net Assets Resulting from operations...........  $ 483,028
                                                                   =========

                       STATEMENT OF CHANGES IN NET ASSETS
     FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 AND YEAR ENDED MAY 31, 2003
                                  (UNAUDITED)

                                                                             NOVEMBER 30,     MAY 31,
                                                                                 2003          2003
                                                                             -------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
INVESTMENT OPERATIONS:
  Net investment income....................................................    $    3,553   $     7,372
  Net realized loss on investments.........................................      (248,325)   (1,012,683)
  Net change in unrealized appreciation on investments.....................       727,800       519,014
                                                                               ----------   -----------
  Net increase (decrease) in net assets resulting from operations..........       483,028      (486,297)
                                                                               ----------   -----------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
  Net proceeds from sale of shares.........................................        65,735       151,691
  Cost of shares redeemed..................................................      (324,961)   (1,333,825)
                                                                               ----------   -----------
  Net decrease in net assets resulting from capital share transactions.....      (259,226)   (1,182,134)
                                                                               ----------   -----------
  Net increase (decrease) in net assets....................................       223,802    (1,668,431)
NET ASSETS:
  Beginning of period......................................................     4,161,180     5,829,611
                                                                               ----------   -----------
  End of period............................................................    $4,384,982   $ 4,161,180
                                                                               ==========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     Reserve Private Equity Series (the "Trust") was formed as a business trust under the laws of the state of Delaware. Currently, the Trust is comprised of seven regulated investment companies (commonly called mutual funds):
     Reserve Capital Appreciation Fund (formerly the Reserve Blue Chip Growth
     Fund), Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve International Small-Cap Fund, Reserve Large-Cap Growth Fund, Reserve Small-Cap Growth Fund and Reserve Strategic Growth Fund (each a "Fund"; collectively the "Funds"). Each Fund issues two classes of shares designated as Class R and Class I. The Trust has the right, at its discretion, to add other funds or classes.

     The Trust is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. Each Fund in the Trust has an unlimited number of shares of beneficial interest of $.001 par value authorized.

     The accounting policies summarized below are consistently followed in preparation of the Trust's financial statements in conformity with generally accepted accounting principles.

     SECURITY VALUATION
     ---------------------------------------------------------------------------

     Portfolio securities are stated at value. Securities listed or traded on an exchange are valued at the last sales price on the exchange in which the security is principally traded. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME
     ---------------------------------------------------------------------------

     Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes. Income dividends, if any, are generally distributed annually. Distributions from net realized capital gains, if any, are generally distributed annually in December.

     Income and net realized capital gain distributions are determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments from net operating losses and the recognition of net realized gains and losses.

     FOREIGN CURRENCY TRANSLATION
     ---------------------------------------------------------------------------

     With respect to the Reserve International Equity Fund and the Reserve International Small-Cap Fund, assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date.

     The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

     Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books on the transaction date, and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

     FEDERAL INCOME TAXES
     ---------------------------------------------------------------------------

     It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

--------------------------------------------------------------------------------
     The following Funds have capital loss carryforwards as follows:

                                                EXPIRING
                                                MAY 31,      TOTAL
                                                --------  ------------
      Capital Appreciation Fund...............     2011   $ 2,940,691
                                                   2010     4,370,084
      Informed Investors Growth Fund..........     2011       536,018
                                                   2010     5,048,425
                                                   2009     3,398,638
      International Equity Fund...............     2011     1,376,642
                                                   2010     1,484,770
      International Small-Cap Fund............     2010       114,313
                                                   2009        17,630
      Large-Cap Growth Fund...................     2011       353,266
                                                   2010       101,200
                                                   2009       263,785
      Small-Cap Growth Fund...................     2011     9,361,824
                                                   2010    11,051,247
                                                   2009     1,729,117
      Strategic Growth Fund...................     2011     1,900,687
                                                   2010       808,725
                                                   2009       113,831

(2)  INVESTMENT ACTIVITY
--------------------------------------------------------------------------------

     For the six months ended November 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

                                                AGGREGATE    AGGREGATE
                                                PURCHASES      SALES
                                                ----------  -----------
      Capital Appreciation Fund...............  $2,133,484  $ 2,179,988
      Informed Investors Growth Fund..........   8,605,926    8,741,527
      International Equity Fund...............   4,486,004    9,203,197
      International Small-Cap Fund............   2,648,550    2,259,467
      Large-Cap Growth Fund...................   1,181,782      834,147
      Small-Cap Growth Fund...................   9,445,124   11,821,578
      Strategic Growth Fund...................     484,100      763,284

     At November 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                                                       NET UNREALIZED
                                                                       APPRECIATION/
                                           APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                           ------------  ------------  --------------
      Capital Appreciation Fund..........  $   954,981   $    (71,707)   $  883,274
      Informed Investors Growth Fund.....      536,596       (113,382)      423,214
      International Equity Fund..........      409,493        (11,036)      398,457
      International Small-Cap Fund.......      320,454        (38,221)      282,233
      Large-Cap Growth Fund..............      122,946       (665,797)     (542,851)
      Small-Cap Growth Fund..............   16,743,778    (15,302,780)    1,440,998
      Strategic Growth Fund..............      389,306     (1,189,491)     (800,185)

(3)  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

     Reserve Management Co., Inc. ("RMCI"), serves as each Fund's investment adviser (the "Adviser") subject to the policies adopted by the Board of Trustees. Under the Investment Management Agreement, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, and any other functions as required by the Trust. RMCI pays all administrative and customary operating expenses of each Fund, exclusive of interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees for which each Fund pays its direct or allocated share. For its services as investment adviser, RMCI receives a comprehensive management fee, based on each class' average daily net assets, at the following annual rates:

                                                CLASS R  CLASS I
                                                -------  -------
      Capital Appreciation Fund...............   1.20%    0.90%
      Informed Investors Growth Fund..........   1.30     1.00
      International Equity Fund...............   1.55     1.25
      International Small-Cap Fund............   1.55     1.25
      Large-Cap Growth Fund...................   1.20     0.90
      Small-Cap Growth Fund...................   1.30     1.00
      Strategic Growth Fund...................   1.20     0.90

     RMCI and the Trust have retained registered investment advisers to serve as the Funds' sub-advisers (the "Sub-Advisers"). Under the general supervision of RMCI, the Sub-Advisers are responsible for the day-to-day investment decisions.

     For their services, the Sub-Advisers of the Funds receive an annual fee of up to one-half of the Adviser's net profit for the year before taxes of the respective Fund. Net profit is deemed to be the comprehensive management fee and 12b-1 fees less direct and allocated fund expenses and all applicable sales and marketing costs. The Adviser may also pay a Sub-Adviser for marketing assistance.

     The Trust has entered into a distribution plan (the "Plan") with Resrv Partners, Inc. ("RESRV"), an affiliate of RMCI. As distributor, RESRV is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing at its own expense financial consultants and compensating broker-dealers who supply distribution assistance to RESRV. RESRV is also responsible for the marketing efforts of the Funds. For its services as distributor, RESRV receives a fee at the annual rate of 0.25% of Class R's average daily net assets. Class I shares do not participate in the Plan.

     Certain Officers / Trustees of the Trust are also Officers of RMCI and
     RESRV.

     TRANSACTIONS WITH AFFILIATES AND CONCENTRATIONS OF OWNERSHIP
     ---------------------------------------------------------------------------

     As of November 30, 2003, certain key officers of RMCI owned 31.1% of Capital Appreciation Fund, 24.3% of Informed Investors Growth Fund, 29.4% of International Equity Fund, 15.9% of International Small-Cap Fund, 31.9% of Large-Cap Growth Fund, 4.5% of Small-Cap Growth Fund and 18.5% of Strategic Growth Fund.

(4)  CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

     For the six months ended November 30, 2003, the capital share transactions of each Fund were as follows:

                                                CLASS R                 CLASS I
                                         ----------------------  ---------------------
      RESERVE CAPITAL APPRECIATION FUND   SHARES      AMOUNT      SHARES     AMOUNT
      ---------------------------------  --------  ------------  --------  -----------
      Sold...........................       2,042  $     16,246    14,890  $    57,369
      Redeemed.......................     (13,792)     (111,563)   (3,143)     (12,355)
                                         --------  ------------  --------  -----------
      Net Increase (Decrease)........     (11,750) $    (95,317)   11,747  $    45,014
                                         ========  ============  ========  ===========

                                                    CLASS R                 CLASS I
                                              ----------------------  ---------------------
      RESERVE INFORMED INVESTORS GROWTH FUND  SHARES      AMOUNT      SHARES     AMOUNT
      --------------------------------------  --------  ------------  --------  -----------
      Sold..............................        10,559  $     97,577     4,040  $    32,463
      Redeemed..........................       (32,186)     (295,291)   (1,290)      (9,881)
                                              --------  ------------  --------  -----------
      Net Increase (Decrease)...........       (21,627) $   (197,714)    2,750  $    22,582
                                              ========  ============  ========  ===========

                                                   CLASS R                 CLASS I
                                              ----------------------  ---------------------
      RESERVE INTERNATIONAL EQUITY FUND       SHARES     AMOUNT       SHARES    AMOUNT
      ---------------------------------       --------  ------------  --------  -----------
      Sold..............................        37,254  $    329,641    14,732  $   109,779
      Redeemed..........................       (40,880)     (359,740)  (14,353)    (106,998)
                                              --------  ------------  --------  -----------
      Net Increase (Decrease)...........        (3,626) $    (30,099)      379  $     2,781
                                              ========  ============  ========  ===========

                                                   CLASS R                 CLASS I
                                              ----------------------  ---------------------
      RESERVE INTERNATIONAL SMALL-CAP FUND    SHARES     AMOUNT       SHARES    AMOUNT
      ------------------------------------    --------  ------------  --------  -----------
      Sold..............................        70,543  $    583,514     5,497  $    46,716
      Redeemed..........................       (22,074)     (179,760)     (185)      (1,755)
                                              --------  ------------  --------  -----------
      Net Increase......................        48,469  $    403,754     5,312  $    44,961
                                              ========  ============  ========  ===========

                                                   CLASS R                 CLASS I
                                              ----------------------  ---------------------
      RESERVE LARGE-CAP GROWTH FUND           SHARES     AMOUNT       SHARES    AMOUNT
      -----------------------------           --------  ------------  --------  -----------
      Sold..............................         9,996  $     77,933    67,200  $   192,614
      Redeemed..........................       (10,252)      (81,617)  (11,257)     (32,778)
                                              --------  ------------  --------  -----------
      Net Increase......................          (256) $     (3,684)   55,943  $   159,836
                                              ========  ============  ========  ===========

                                                   CLASS R                 CLASS I
                                              ----------------------  ---------------------
      RESERVE SMALL-CAP GROWTH FUND           SHARES     AMOUNT       SHARES    AMOUNT
      -----------------------------           --------  ------------  --------  -----------
      Sold..............................       165,441  $  4,959,069   102,406  $ 1,926,461
      Redeemed..........................      (191,163)   (5,673,598)  (60,533)  (1,156,286)
                                              --------  ------------  --------  -----------
      Net Increase (Decrease)...........       (25,722) $   (714,529)   41,873  $   770,175
                                              ========  ============  ========  ===========

--------------------------------------------------------------------------------

                                                   CLASS R                 CLASS I
                                              ----------------------  ---------------------
      RESERVE STRATEGIC GROWTH FUND           SHARES     AMOUNT       SHARES    AMOUNT
      -----------------------------           --------  ------------  --------  -----------
      Sold..............................           402  $      2,755     8,969  $    62,980
      Redeemed..........................        (1,850)      (13,042)  (44,409)    (311,919)
                                              --------  ------------  --------  -----------
      Net Decrease......................        (1,448) $    (10,287)  (35,440) $  (248,939)
                                              ========  ============  ========  ===========

     For the year ended May 31, 2003, the capital share transactions of each Fund were as follows:

                                                CLASS R                 CLASS I
                                         ----------------------  ---------------------
      RESERVE CAPITAL APPRECIATION FUND   SHARES      AMOUNT      SHARES     AMOUNT
      ---------------------------------  --------  ------------  --------  -----------
      Sold...........................      35,011  $    239,821    28,119  $    92,689
      Redeemed.......................     (92,967)     (627,973)  (43,009)    (139,500)
                                         --------  ------------  --------  -----------
      Net Decrease...................     (57,956) $   (388,152)  (14,890) $   (46,811)
                                         ========  ============  ========  ===========

                                                    CLASS R                 CLASS I
                                              ----------------------  ---------------------
      RESERVE INFORMED INVESTORS GROWTH FUND  SHARES      AMOUNT      SHARES     AMOUNT
      --------------------------------------  --------  ------------  --------  -----------
      Sold..............................        42,692  $    350,344     6,138  $    42,461
      Redeemed..........................      (101,208)     (822,645)   (9,147)     (63,930)
                                              --------  ------------  --------  -----------
      Net Decrease......................       (58,516) $   (472,301)   (3,009) $   (21,469)
                                              ========  ============  ========  ===========

                                                   CLASS R                 CLASS I
                                              ----------------------  ---------------------
      RESERVE INTERNATIONAL EQUITY FUND       SHARES     AMOUNT       SHARES    AMOUNT
      ---------------------------------       --------  ------------  --------  -----------
      Sold..............................       172,381  $  1,336,201     9,177  $    59,380
      Redeemed..........................      (480,034)   (3,918,020) (426,390)  (2,554,343)
                                              --------  ------------  --------  -----------
      Net Decrease......................      (307,653) $ (2,581,819) (417,213) $(2,494,963)
                                              ========  ============  ========  ===========

                                                   CLASS R                 CLASS I
                                              ----------------------  ---------------------
      RESERVE INTERNATIONAL SMALL-CAP FUND    SHARES     AMOUNT       SHARES    AMOUNT
      ------------------------------------    --------  ------------  --------  -----------
      Sold..............................       112,956  $    745,374     1,570  $    11,616
      Redeemed..........................       (20,217)     (135,024)   (1,640)     (11,184)
                                              --------  ------------  --------  -----------
      Net Increase (Decrease)...........        92,739  $    610,350       (70) $       432
                                              ========  ============  ========  ===========

                                                   CLASS R                 CLASS I
                                              ----------------------  ---------------------
      RESERVE LARGE-CAP GROWTH FUND           SHARES     AMOUNT       SHARES    AMOUNT
      -----------------------------           --------  ------------  --------  -----------
      Sold..............................         2,954  $     20,331    14,412  $    35,525
      Redeemed..........................       (47,385)     (321,882)  (98,141)    (247,604)
                                              --------  ------------  --------  -----------
      Net Decrease......................       (44,431) $   (301,551)  (83,729) $  (212,079)
                                              ========  ============  ========  ===========

--------------------------------------------------------------------------------

                                                   CLASS R                 CLASS I
                                              ----------------------  ---------------------
      RESERVE SMALL-CAP GROWTH FUND           SHARES     AMOUNT       SHARES    AMOUNT
      -----------------------------           --------  ------------  --------  -----------
      Sold..............................       352,175  $  8,211,513   360,010  $ 5,138,240
      Redeemed..........................      (618,699)  (14,094,181) (330,639)  (4,626,706)
                                              --------  ------------  --------  -----------
      Net Increase (Decrease)...........      (266,524) $ (5,882,668)   29,371  $   511,534
                                              ========  ============  ========  ===========

                                                   CLASS R                 CLASS I
                                              ----------------------  ---------------------
      RESERVE STRATEGIC GROWTH FUND           SHARES     AMOUNT       SHARES    AMOUNT
      -----------------------------           --------  ------------  --------  -----------
      Sold..............................         6,226  $     37,330    18,813  $   114,361
      Redeemed..........................       (18,479)     (107,722) (215,050)  (1,226,103)
                                              --------  ------------  --------  -----------
      Net Decrease......................       (12,253) $    (70,392) (196,237) $(1,111,742)
                                              ========  ============  ========  ===========

(5)  MANAGEMENT'S USE OF ESTIMATES
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

     Contained below is per share operating performance for a share of each Class of each Fund for each of the periods indicated. The information should be used in conjunction with the accompanying financial data and related notes.

                                                                         CLASS R
                                           --------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                   FISCAL YEARS ENDED MAY 31,
                                           NOVEMBER 30,   -----------------------------------------------------
                                               2003         2003       2002       2001       2000       1999
                                           -------------  ---------  ---------  ---------  ---------  ---------
      RESERVE CAPITAL APPRECIATION FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $  7.55      $  8.43    $ 12.37    $ 21.49    $ 20.84    $ 15.09
                                              -------      -------    -------    -------    -------    -------
      Increase (decrease) from investment
        operations
        Net investment loss..............       (0.03)       (0.04)     (0.09)     (0.20)     (0.21)     (0.23)
        Net realized and unrealized gain
          (loss).........................        0.92        (0.84)     (3.52)     (5.89)      5.48       7.02
                                              -------      -------    -------    -------    -------    -------
      Total from investment operations...        0.89        (0.88)     (3.61)     (6.09)      5.27       6.79
      Less distributions from net
        realized capital gain............          --           --      (0.33)     (3.03)     (4.62)     (1.04)
                                              -------      -------    -------    -------    -------    -------
      Net asset value, end of period.....     $  8.44      $  7.55    $  8.43    $ 12.37    $ 21.49    $ 20.84
                                              =======      =======    =======    =======    =======    =======
      Total Return.......................       11.79%      (10.44)%   (29.52)%   (31.35)%    23.89%     46.62%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $ 4,778      $ 4,362    $ 5,364    $ 8,789    $13,911    $10,570
      Ratio of expenses to average net
        assets...........................        1.44%(a)     1.45%      1.47%      1.47%      1.45%      1.53%
      Ratio of net investment loss to
        average net assets...............       (0.64)%(a)    (0.50)%    (0.86)%    (1.13)%    (1.03)%    (0.96)%
      Portfolio turnover rate............          39%         105%       127%       145%        94%       144%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                    CLASS I
                                           ---------------------------------------------------------
                                            SIX MONTHS                                                 PERIOD
                                               ENDED                 YEARS ENDED MAY 31,                ENDED
                                           NOVEMBER 30,   ------------------------------------------   MAY 31,
                                               2003         2003       2002       2001       2000      1999(B)
                                           -------------  ---------  ---------  ---------  ---------  ---------
      RESERVE CAPITAL APPRECIATION FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $  3.61      $  4.01    $  6.06    $ 12.23    $ 13.29    $ 10.00
                                              -------      -------    -------    -------    -------    -------
      Increase (Decrease) from investment
        operations
        Net investment income (loss).....        0.00*        0.00*     (0.01)     (0.04)     (0.05)     (0.32)
        Net realized and unrealized gain
          (loss).........................        0.43        (0.40)     (1.71)     (3.10)      3.61       4.65
                                              -------      -------    -------    -------    -------    -------
      Total from investment operations...        0.43        (0.40)     (1.72)     (3.14)      3.56       4.33
      Less distributions from net
        realized capital gain............          --           --      (0.33)     (3.03)     (4.62)     (1.04)
                                              -------      -------    -------    -------    -------    -------
      Net asset value, end of period.....     $  4.04      $  3.61    $  4.01    $  6.06    $ 12.23    $ 13.29
                                              =======      =======    =======    =======    =======    =======
      Total Return.......................       11.91%       (9.98)%   (29.05)%   (30.92)%    24.66%     32.90%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $ 1,197      $ 1,026    $ 1,201    $ 1,835    $ 2,104    $     2
      Ratio of expenses to average net
        assets...........................        0.90%(a)     0.90%      0.92%      0.92%      0.90%      0.88%(a)
      Ratio of net investment income
        (loss) to average net assets.....       (0.11)%(a)     0.04%    (0.31)%    (0.56)%    (0.64)%    (1.12)%(a)
      Portfolio turnover rate............          39%         105%       127%       145%        94%       144%

                                                                         CLASS R
                                           --------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                       YEARS ENDED MAY 31,
                                           NOVEMBER 30,   -----------------------------------------------------
                                               2003         2003       2002       2001       2000       1999
                                           -------------  ---------  ---------  ---------  ---------  ---------
      RESERVE INFORMED INVESTORS GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $  8.50      $  9.31    $ 10.31    $ 16.44    $ 12.38    $ 10.46
                                              -------      -------    -------    -------    -------    -------
      Increase (Decrease) from investment
        operations
        Net investment loss..............       (0.01)       (0.04)     (0.04)     (0.02)     (0.07)     (0.27)
        Net realized and unrealized gain
          (loss).........................        1.62        (0.77)     (0.96)     (5.64)      8.62       4.12
                                              -------      -------    -------    -------    -------    -------
      Total from investment operations...        1.61        (0.81)     (1.00)     (5.66)      8.55       3.85
      Less distributions from net
        realized capital gain............          --           --         --      (0.47)     (4.49)     (1.93)
                                              -------      -------    -------    -------    -------    -------
      Net asset value, end of period.....     $ 10.11      $  8.50    $  9.31    $ 10.31    $ 16.44    $ 12.38
                                              =======      =======    =======    =======    =======    =======
      Total Return.......................       18.94%       (8.70)%    (9.70)%   (34.41)%    67.08%     42.22%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $ 4,797      $ 4,220    $ 5,166    $ 6,941    $16,807    $ 4,123
      Ratio of expenses to average net
        assets...........................        1.56%(a)     1.55%      1.56%      1.56%      1.55%      1.61%
      Ratio of net investment loss to
        average net assets...............       (0.27)%(a)    (0.37)%    (0.41)%    (0.08)%    (0.74)%    (1.04)%
      Portfolio turnover rate............         172%         504%       356%       529%       629%       551%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                         CLASS I
                                           --------------------------------------------------------------------
                                            SIX MONTHS                                                 PERIOD
                                               ENDED                 YEARS ENDED MAY 31,                ENDED
                                           NOVEMBER 30,   ------------------------------------------   MAY 31,
                                               2003         2003       2002       2001       2000      1999(B)
                                           -------------  ---------  ---------  ---------  ---------  ---------
      RESERVE INFORMED INVESTORS GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $  7.29      $  7.94    $  8.74    $ 13.98    $ 10.85    $ 10.00
                                              -------      -------    -------    -------    -------    -------
      Increase (Decrease) from investment
        operations
        Net investment income (loss).....        0.01         0.01       0.01       0.08      (0.04)     (0.03)
        Net realized and unrealized gain
          (loss).........................        1.39        (0.66)     (0.81)     (4.85)      7.66       2.81
                                              -------      -------    -------    -------    -------    -------
      Total from investment operations...        1.40        (0.65)     (0.80)     (4.77)      7.62       2.78
      Less distributions from net
        realized capital gain............          --           --         --      (0.47)     (4.49)     (1.93)
                                              -------      -------    -------    -------    -------    -------
      Net asset value, end of period.....     $  8.69      $  7.29    $  7.94    $  8.74    $ 13.98    $ 10.85
                                              =======      =======    =======    =======    =======    =======
      Total Return.......................       19.20%       (8.19)%    (9.15)%   (34.10)%    68.07%      8.50%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $   976      $   799    $   893    $   995    $ 1,404    $     1
      Ratio of expenses to average net
        assets...........................        1.00%(a)     1.00%      1.01%      1.01%      1.00%      1.06%(a)
      Ratio of net investment income
        (loss) to average net assets.....        0.28%(a)     0.18%      0.14%      0.61%     (0.47)%    (0.59)%(a)
      Portfolio turnover rate............         172%         504%       356%       529%       629%       551%

                                                                         CLASS R
                                           --------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                       YEARS ENDED MAY 31,
                                           NOVEMBER 30,   -----------------------------------------------------
                                               2003         2003       2002       2001       2000       1999
                                           -------------  ---------  ---------  ---------  ---------  ---------
      RESERVE INTERNATIONAL EQUITY FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $  8.21      $  9.73    $ 12.00    $ 20.41    $ 12.73    $ 13.22
                                              -------      -------    -------    -------    -------    -------
      Increase (Decrease) from investment
        operations
        Net investment income (loss).....        0.00*       (0.02)     (0.12)     (0.10)     (0.19)     (0.06)
        Net realized and unrealized gain
          (loss).........................        1.14        (1.50)     (1.86)     (4.51)      7.87      (0.43)
                                              -------      -------    -------    -------    -------    -------
      Total from investment operations...        1.14        (1.52)     (1.98)     (4.61)      7.68      (0.49)
      Less distributions from net
        realized capital gain............          --           --      (0.29)     (3.80)        --         --
                                              -------      -------    -------    -------    -------    -------
      Net asset value, end of period.....     $  9.35      $  8.21    $  9.73    $ 12.00    $ 20.41    $ 12.73
                                              =======      =======    =======    =======    =======    =======
      Total Return.......................       13.89%      (15.62)%   (16.48)%   (26.29)%    60.33%     (3.78)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $ 1,539      $ 1,382    $ 4,630    $ 9,873    $13,781    $12,310
      Ratio of expenses to average net
        assets...........................        1.80%(a)     1.83%      1.84%      1.94%      1.80%      1.87%
      Ratio of net investment income
        (loss) to average net assets.....        0.13%(a)    (0.22)%    (0.55)%    (0.51)%    (0.86)%    (0.50)%
      Portfolio turnover rate............         106%          98%       112%        47%        86%       174%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                         CLASS I
                                           --------------------------------------------------------------------
                                            SIX MONTHS                                                 PERIOD
                                               ENDED                 YEARS ENDED MAY 31,                ENDED
                                           NOVEMBER 30,   ------------------------------------------   MAY 31,
                                               2003         2003       2002       2001       2000      1999(B)
                                           -------------  ---------  ---------  ---------  ---------  ---------
      RESERVE INTERNATIONAL EQUITY FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $  6.91      $  8.19    $ 10.13    $ 17.82    $ 11.21    $ 10.00
                                              -------      -------    -------    -------    -------    -------
      Increase (Decrease) from investment
        operations
        Net investment income (loss).....        0.03        (0.01)      0.00*      0.04      (0.04)     (0.48)
        Net realized and unrealized gain
          (loss).........................        0.94        (1.27)     (1.65)     (3.88)      6.65       1.69
                                              -------      -------    -------    -------    -------    -------
      Total from investment operations...        0.97        (1.28)     (1.65)     (3.84)      6.61       1.21
      Less distributions from:
        Net investment income............          --           --         --      (0.05)        --         --
        Net realized capital gain........          --           --      (0.29)     (3.80)        --         --
                                              -------      -------    -------    -------    -------    -------
      Total distributions................          --           --      (0.29)     (3.85)        --         --
                                              -------      -------    -------    -------    -------    -------
      Net asset value, end of period.....     $  7.88      $  6.91    $  8.19    $ 10.13    $ 17.82    $ 11.21
                                              =======      =======    =======    =======    =======    =======
      Total Return.......................       14.04%      (15.63)%   (16.26)%   (25.83)%    58.97%     12.00%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $   405      $   352    $ 3,835    $ 3,943    $   529    $     1
      Ratio of expenses to average net
        assets...........................        1.25%(a)     1.29%      1.29%      1.39%      1.25%      1.29%(a)
      Ratio of net investment income
        (loss) to average net assets.....        0.66%(a)    (0.20)%     0.06%      0.30%     (0.58)%    (5.43)%(a)
      Portfolio turnover rate............         106%          98%       112%        47%        86%       174%

                                                                CLASS R
                                           -------------------------------------------------
                                            SIX MONTHS           YEARS
                                               ENDED         ENDED MAY 31,      PERIOD ENDED
                                           NOVEMBER 30,   --------------------    MAY 31,
                                               2003         2003       2002       2001(C)
                                           -------------  ---------  ---------  ------------
      RESERVE INTERNATIONAL SMALL-CAP FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $  7.53      $  7.95    $  7.32     $ 10.00
                                              -------      -------    -------     -------
      Increase (Decrease) from investment
        operations
        Net investment income (loss).....        0.00*        0.05       0.01       (0.08)
        Net realized and unrealized gain
          (loss).........................        1.89        (0.47)      0.62       (2.60)
                                              -------      -------    -------     -------
      Total from investment operations...        1.89        (0.42)      0.63       (2.68)
                                              -------      -------    -------     -------
      Net asset value, end of period.....     $  9.42      $  7.53    $  7.95     $  7.32
                                              =======      =======    =======     =======
      Total Return.......................       25.10%       (5.28)%     8.61%     (26.80)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $ 1,561      $   883    $   194     $   179
      Ratio of expenses to average net
        assets...........................        1.79%(a)     1.80%      1.81%       1.80%(a)
      Ratio of net investment income
        (loss) to average net assets.....        0.31%(a)     1.74%      0.12%      (1.09)%(a)
      Portfolio turnover rate............         159%         141%       155%        164%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                CLASS I
                                           -------------------------------------------------
                                            SIX MONTHS           YEARS
                                               ENDED         ENDED MAY 31,      PERIOD ENDED
                                           NOVEMBER 30,   --------------------    MAY 31,
                                               2003         2003       2002       2001(C)
                                           -------------  ---------  ---------  ------------
      RESERVE INTERNATIONAL SMALL-CAP FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $  7.57      $  7.95    $  7.28     $ 10.00
                                              -------      -------    -------     -------
      Increase (Decrease) from investment
        operations
        Net investment income (loss).....        0.02         0.05       0.05       (0.04)
        Net realized and unrealized gain
          (loss).........................        1.91        (0.43)      0.62       (2.68)
                                              -------      -------    -------     -------
      Total from investment operations...        1.93        (0.38)      0.67       (2.72)
                                              -------      -------    -------     -------
      Net asset value, end of period.....     $  9.50      $  7.57    $  7.95     $  7.28
                                              =======      =======    =======     =======
      Total Return.......................       25.50%       (4.78)%     9.20%     (27.20)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $   259      $   166    $   175     $   148
      Ratio of expenses to average net
        assets...........................        1.24%(a)     1.25%      1.26%       1.25%(a)
      Ratio of net investment income
        (loss) to average net assets.....        0.85%(a)     0.70%      0.68%      (0.56)%(a)
      Portfolio turnover rate............         159%         141%       155%        164%

                                                                         CLASS R
                                           --------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                       YEARS ENDED MAY 31,
                                           NOVEMBER 30,   -----------------------------------------------------
                                               2003         2003       2002       2001       2000       1999
                                           -------------  ---------  ---------  ---------  ---------  ---------
      RESERVE LARGE-CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $  7.60      $  8.38    $ 11.06    $ 17.32    $ 21.38    $ 18.16
                                              -------      -------    -------    -------    -------    -------
      Increase (Decrease) from investment
        operations
        Net investment income (loss).....        0.00*       (0.00)*    (0.05)     (0.10)      0.04         --
        Net realized and unrealized gain
          (loss).........................        0.86        (0.78)     (2.63)     (2.09)     (2.14)      3.76
                                              -------      -------    -------    -------    -------    -------
      Total from investment operations...        0.86        (0.78)     (2.68)     (2.19)     (2.10)      3.76
      Less distributions from:...........
        Net investment income............          --           --         --      (0.05)        --         --
        Net realized capital gain........          --           --         --      (4.02)     (1.96)     (0.54)
                                              -------      -------    -------    -------    -------    -------
      Total distributions................          --           --         --      (4.07)     (1.96)     (0.54)
                                              -------      -------    -------    -------    -------    -------
      Net asset value, end of period.....     $  8.46      $  7.60    $  8.38    $ 11.06    $ 17.32    $ 21.38
                                              =======      =======    =======    =======    =======    =======
      Total Return with management
        contribution.....................       11.32%       (9.31)%   (24.23)%   (14.10)%   (10.95)%    21.13%
      Total Return without management
        contribution.....................                                                    (11.10)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $ 2,437      $ 2,193    $ 2,790    $ 3,697    $ 5,084    $ 8,118
      Ratio of expenses to average net
        assets...........................        1.46%(a)     1.45%      1.46%      1.48%      1.45%      1.51%
      Ratio of net investment income
        (loss) to average net assets.....       (0.46)%(a)    (0.06)%    (0.53)%    (0.78)%     0.17%    (0.22)%
      Portfolio turnover rate............          28%          63%        99%       158%        70%        69%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                         CLASS I
                                           --------------------------------------------------------------------
                                            SIX MONTHS                                                 PERIOD
                                               ENDED                 YEARS ENDED MAY 31,                ENDED
                                           NOVEMBER 30,   ------------------------------------------   MAY 31,
                                               2003         2003       2002       2001       2000      1999(B)
                                           -------------  ---------  ---------  ---------  ---------  ---------
      RESERVE LARGE-CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $  2.77      $  3.03    $  3.98    $  9.06    $ 12.06    $ 10.00
                                              -------      -------    -------    -------    -------    -------
      Increase (Decrease) from investment
        operations
        Net investment income (loss).....        0.01         0.01       0.00*     (0.05)      0.11      (0.01)
        Net realized and unrealized gain
          (loss).........................        0.30        (0.27)     (0.95)     (0.94)     (1.15)      2.61
                                              -------      -------    -------    -------    -------    -------
      Total from investment operations...        0.31        (0.26)     (0.95)     (0.99)     (1.04)      2.60
      Less distributions from:
        Net investment income............          --           --         --      (0.07)        --         --
        Net realized capital gain........          --           --         --      (4.02)     (1.96)     (0.54)
                                              -------      -------    -------    -------    -------    -------
      Total distributions................          --           --         --      (4.09)     (1.96)     (0.54)
                                              -------      -------    -------    -------    -------    -------
      Net asset value, end of period.....     $  3.08      $  2.77    $  3.03    $  3.98    $  9.06    $ 12.06
                                              =======      =======    =======    =======    =======    =======
      Total Return with management
        contribution.....................       11.19%       (8.58)%   (23.87)%   (13.59)%   (10.61)%    20.60%
      Total Return without management
        contribution.....................                                                    (10.71)%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $ 1,311      $ 1,021    $ 1,374    $ 1,111    $   897    $12,042
      Ratio of expenses to average net
        assets...........................        0.90%(a)     0.90%      0.91%      0.93%      0.90%      0.87%(a)
      Ratio of net investment income
        (loss) to average net assets.....        0.52%(a)     0.50%      0.05%     (0.21)%     0.11%     (0.38)%(a)
      Portfolio turnover rate............          28%          63%        99%       158%        70%        69%

                                                                         CLASS R
                                           --------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                       YEARS ENDED MAY 31,
                                           NOVEMBER 30,   -----------------------------------------------------
                                               2003         2003       2002       2001       2000       1999
                                           -------------  ---------  ---------  ---------  ---------  ---------
      RESERVE SMALL-CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $ 26.46      $ 30.85    $ 38.01    $ 45.89    $ 23.61    $ 16.66
                                              -------      -------    -------    -------    -------    -------
      Increase (Decrease) from investment
        operations
        Net investment loss..............       (0.22)       (0.37)     (0.46)     (0.28)     (0.30)     (0.51)
        Net realized and unrealized gain
          (loss).........................        7.97        (4.02)     (6.70)     (6.94)     24.81       7.46
                                              -------      -------    -------    -------    -------    -------
      Total from investment operations...        7.75        (4.39)     (7.16)     (7.22)     24.51       6.95
      Less distributions from net
        realized capital gain............          --           --         --      (0.66)     (2.23)        --
                                              -------      -------    -------    -------    -------    -------
      Net asset value, end of period.....     $ 34.21      $ 26.46    $ 30.85    $ 38.01    $ 45.89    $ 23.61
                                              =======      =======    =======    =======    =======    =======
      Total Return.......................       29.29%      (14.23)%   (18.84)%   (15.74)%   105.00%     41.72%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $50,029      $39,380    $54,139    $66,028    $29,545    $ 6,258
      Ratio of expenses to average net
        assets...........................        1.55%(a)     1.55%      1.56%      1.55%      1.55%      1.61%
      Ratio of net investment loss to
        average net assets...............       (1.47)%(a)    (1.47)%    (1.36)%    (0.83)%    (1.19)%    (1.44)%
      Portfolio turnover rate............          16%          14%        25%        15%        38%        26%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                         CLASS I
                                           --------------------------------------------------------------------
                                            SIX MONTHS                                                 PERIOD
                                               ENDED                 YEARS ENDED MAY 31,                ENDED
                                           NOVEMBER 30,   ------------------------------------------   MAY 31,
                                               2003         2003       2002       2001       2000      1999(A)
                                           -------------  ---------  ---------  ---------  ---------  ---------
      RESERVE SMALL-CAP GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $ 16.51      $ 19.14    $ 23.46    $ 28.49    $ 15.05    $ 10.00
                                              -------      -------    -------    -------    -------    -------
      Increase (Decrease) from investment
        operations
        Net investment loss..............       (0.08)       (0.13)     (0.18)     (0.05)     (0.11)     (0.08)
        Net realized and unrealized gain
          (loss).........................        4.98        (2.50)     (4.14)     (4.32)     15.78       5.13
                                              -------      -------    -------    -------    -------    -------
      Total from investment operations...        4.90        (2.63)     (4.32)     (4.37)     15.67       5.05
      Less distributions from net
        realized capital gain............          --           --         --      (0.66)     (2.23)        --
                                              -------      -------    -------    -------    -------    -------
      Net asset value, end of period.....     $ 21.41      $ 16.51    $ 19.14    $ 23.46    $ 28.49    $ 15.05
                                              =======      =======    =======    =======    =======    =======
      Total Return.......................       29.68%      (13.74)%   (18.41)%   (15.35)%   106.02%     50.50%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $20,885      $15,416    $17,312    $21,413    $ 3,545    $     2
      Ratio of expenses to average net
        assets...........................        1.00%(a)     1.00%      1.01%      1.00%      1.00%      1.00%(a)
      Ratio of net investment loss to
        average net assets...............       (0.91)%(a)    (0.92)%    (0.80)%    (0.30)%    (0.77)%    (0.89)%(a)
      Portfolio turnover rate............          16%          14%        25%        15%        38%        26%

                                                                    CLASS R
                                           ---------------------------------------------------------
                                            SIX MONTHS                                      PERIOD
                                               ENDED            YEARS ENDED MAY 31,          ENDED
                                           NOVEMBER 30,   -------------------------------   MAY 31,
                                               2003         2003       2002       2001      2000(D)
                                           -------------  ---------  ---------  ---------  ---------
      RESERVE STRATEGIC GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $  6.43      $  6.82    $  9.50    $ 11.59    $ 10.00
                                              -------      -------    -------    -------    -------
      Increase (Decrease) from investment
        operations
        Net investment loss..............       (0.01)       (0.02)     (0.05)     (0.01)     (0.06)
        Net realized and unrealized gain
          (loss).........................        0.75        (0.37)     (2.63)     (2.08)      1.65
                                              -------      -------    -------    -------    -------
      Total from investment operations...        0.74        (0.39)     (2.68)     (2.09)      1.59
                                              -------      -------    -------    -------    -------
      Net asset value, end of period.....     $  7.17      $  6.43    $  6.82    $  9.50    $ 11.59
                                              =======      =======    =======    =======    =======
      Total Return.......................       11.51%       (5.72)%   (28.21)%   (18.03)%    15.90%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $   978      $   885    $ 1,023    $ 1,442    $ 1,663
      Ratio of expenses to average net
        assets...........................        1.45%(a)     1.46%      1.46%      1.46%      1.45%(a)
      Ratio of net investment loss to
        average net assets...............       (0.24)%(a)    (0.25)%    (0.65)%    (0.10)%    (0.63)%(a)
      Portfolio turnover rate............          11%           6%        14%        12%         2%

(6)  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH
PERIOD) (CONTINUED)
--------------------------------------------------------------------------------

                                                                    CLASS I
                                           ---------------------------------------------------------
                                            SIX MONTHS                                      PERIOD
                                               ENDED            YEARS ENDED MAY 31,          ENDED
                                           NOVEMBER 30,   -------------------------------   MAY 31,
                                               2003         2003       2002       2001      2000(D)
                                           -------------  ---------  ---------  ---------  ---------
      RESERVE STRATEGIC GROWTH FUND
      -----------------------------------
      Net asset value, beginning of
        period...........................     $  6.53      $  6.89    $  9.57    $ 11.64    $ 10.00
                                              -------      -------    -------    -------    -------
      Increase (Decrease) from investment
        operations
        Net investment income (loss).....        0.01         0.02       0.00*      0.05      (0.02)
        Net realized and unrealized gain
          (loss).........................        0.77        (0.38)     (2.66)     (2.09)      1.66
                                              -------      -------    -------    -------    -------
      Total from investment operations...        0.78        (0.36)     (2.66)     (2.04)      1.64
      Less distributions from net
        investment income................                       --      (0.02)     (0.03)        --
                                              -------      -------    -------    -------    -------
      Net asset value, end of period.....     $  7.31      $  6.53    $  6.89    $  9.57    $ 11.64
                                              =======      =======    =======    =======    =======
      Total Return.......................       11.94%       (5.22)%   (27.82)%   (17.59)%    16.40%
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (thousands)......................     $ 3,409      $ 3,276    $ 4,807    $ 8,402    $ 8,473
      Ratio of expenses to average net
        assets (with reimbursement)......          --           --         --       0.86%        --
      Ratio of expenses to average net
        assets (without reimbursement)...        0.89%(a)     0.91%      0.91%      0.91%      1.00%(a)
      Ratio of net investment income
        (loss) to average net assets.....        0.30%(a)     0.29%     (0.10)%     0.48%     (0.44)%(a)
      Portfolio turnover rate............          11%           6%        14%        12%         2%

---------------

(a)  Annualized.
(b)  From October 1, 1998 (Commencement of Operations) to May 31, 1999.
(c)  From August 1, 2000 (Commencement of Operations) to May 31, 2001.
(d)  From June 1, 1999 (Commencement of Operations) to May 31, 2000.
  *  Amount rounds to less than $0.01 per share.

(7)  SUBSEQUENT EVENT
--------------------------------------------------------------------------------

     Effective January 15, 2004, The Reserve Private Equity Series changed its name to the Hallmark Equity Series Trust.

        THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds. The Trustees and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. None of the Trustees or Executive Officers hold other directorships outside The Reserve Funds with the exception of Father Donald Harrington, a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993 and Patrick Foye, a director of The Philadelphia Trust Company since 2002. The Trustees and Executive Officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT               Chairman/Chief          Since 2000             President of Reserve Management
Age: 66                     Executive Officer and                          Company, Inc. ("RMCI"), Director
The Reserve Funds           Trustee of The Reserve                         and Chairman/Chief Executive
1250 Broadway               Fund ("RF"), Reserve                           Officer of Reserve Management
New York, NY 10001-3701     Tax-Exempt Trust                               Corporation ("RMC"); Chairman and
                            ("RTET"), Reserve New                          Director of Resrv Partners, Inc.
                            York Tax-Exempt Trust                          ("RESRV") (2000 - present) and
                            ("RNYTET"), Reserve                            Chairman and Director of the
                            Municipal Money-Market                         Reserve International Liquidity
                            Trust ("RMMMT") and                            Fund, Ltd. (1990 - present)
                            Reserve Private Equity                         Co-founder of The Reserve Funds
                            Series ("RPES").                               (1970); various executive officer
                                                                           positions (1970 - 2000).

  * MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

DISINTERESTED TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.           Trustee of RF, RTET,    Since 1970             Retired. President, Premier
Age: 73                     RNYTET, RMMMT and                              Resources, Inc. (meeting
2584 Morningstar Rd.        RPES.                                          management firm) (1987 - 2001).
Manasquan, NJ 08736
--------------------------------------------------------------------------------------------------------------
PATRICK J. FOYE             Trustee of RF, RTET,    Since 2000             Deputy Chairman of Long Island
Age: 46                     RNYTET, RMMMT and                              Power Authority (1995 - present).
10 Maple St.                RPES.                                          Executive Vice President of
Port Washington, NY 11050                                                  Apartment Investment and Management
                                                                           Company ("AIMCO") (real estate
                                                                           investment trust) (1998 to
                                                                           present); Partner, Skadden, Arps,
                                                                           Slate, Meagher & Flom LLP (Law
                                                                           firm) (1989 - 1998).
--------------------------------------------------------------------------------------------------------------
DONALD J. HARRINGTON, C.M.  Trustee of RF, RTET,    Since 1987             President of St. John's University,
Age: 58                     RNYTET, RMMMT and                              NY (1989 - present).
c/o St. John's University   RPES.
8000 Utopia Parkway
Jamaica, NY 11439
--------------------------------------------------------------------------------------------------------------
WILLIAM J. MONTGORIS        Trustee of RF, RTET,    Since 1999             Retired. Former Chief Operating
Age: 56                     RNYTET, RMMMT and                              Officer of The Bear Stearns
286 Gregory Road            RPES.                                          Companies, Inc. (1979 - 1999).
Franklin Lakes, NJ 07417
--------------------------------------------------------------------------------------------------------------
WILLIAM E. VIKLUND          Trustee of RF, RTET,    Currently, since       Retired. Former President and COO
Age: 63                     RNYTET, RMMMT and       1999. (Previously,     of Long Island Bankcorp (1980 -
110 Grist Mill Lane         RPES.                   1987 - 1990)           1996).
Plandome Manor, NY
11030-1110

 ** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS, WHO ARE NOT TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II            President and           Since 2000 and 2002,   Senior Vice President, Secretary
Age: 37                     Assistant Treasurer of  Respectively           and Assistant Treasurer of RMCI;
The Reserve Funds           RF, RTET, RNYTET,                              Senior Vice President, Secretary
1250 Broadway               RMMMT and                                      and Assistant Treasurer of RMC;
New York, NY 10001-3701     RPES.                                          and, Secretary and Director of
                            Trustee of RMMMT.                              RESRV (2000 - present). Trustee of
                                                                           RF, RTET, RNYTET, and RPES (1999 -
                                                                           2001). Vice President RMC, RMCI and
                                                                           RESRV (1992 - 2000).
--------------------------------------------------------------------------------------------------------------
ARTHUR T. BENT III          Chief Operating         Since 2000 and 2002,   Chief Operating Officer/Treasurer,
Age: 35                     Officer/Treasurer,      respectively.          Senior Vice President and Assistant
The Reserve Funds           Senior Vice President                          Secretary of RMCI; President,
1250 Broadway               and Assistant                                  Treasurer and Assistant Secretary
New York, NY 10001-3701     Secretary of RF, RTET,                         of RMC; and, Treasurer and Director
                            RNYTET, RMMMT and                              of RESRV (2000 - present). Vice
                            RPES.                                          President RMC, RMCI and RESRV
                            Trustee of RMMMT.                              (1997 - 2000).

 ** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.

Item 2 -- Code of Ethics -- Not required in this filing

Item 3 -- Audit Committee Financial Expert -- Not required in this filing

Item 4 -- Principal Accountant Fees and Services -- Not required in this filing

Item 5 -- Reserved

Item 6 -- Reserved

Item 7 -- Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -- Not Applicable

Item 8 -- Reserved

Item 9 -- Controls and Procedures

      (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

      (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 -- Exhibits

      (a)  Code of Ethics -- Not required in this filing

      (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act -- Attached hereto

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reserve Private Equity Series


      /s/ Bruce Bent
     -------------------------
     Bruce Bent
     Chief Executive Officer


Date: 2/10/04


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      /s/ Bruce Bent
     -------------------------
     Bruce Bent
     Chief Executive Officer


Date: 2/10/04


      /s/ Arthur Bent
     -------------------------
     Arthur Bent
     Treasurer and Principal Financial Officer


Date: 2/10/04


Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.